NATIONWIDE

PROVIDENT VLI

SEPARATE

ACCOUNT 1

Annual Report

To

Policyholders

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Provident VLI Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Provident VLI Separate Account 1 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)1

Invesco - Invesco V.I. Global Fund: Series I (OVGS)1

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)1

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)1

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)1

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)1

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)1

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)1

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)1

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)1

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)1

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)1

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)1

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)1

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)1

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)1

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2021 (inception) to December 31, 2021.

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 4, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)1

Statement of operations for the period from January 1, 2021 to April 30, 2021 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2021 to April 30, 2021 (liquidation) and the year ended December 31, 2020.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVGIA	79,109	$2,362,223	$2,913,587	$1,508	$2,915,095	$-	$2,915,095
ALVSVA	129,392	2,456,534	3,035,543	-	3,035,543	2,441	3,033,102
AASCO	1,324,014	34,212,540	36,913,510	1,245	36,914,755	-	36,914,755
ACVI	10,280	110,327	152,764	251	153,015	-	153,015
ACVIG	231,078	2,146,039	2,477,159	-	2,477,159	1,103	2,476,056
ACVIP2	166,686	1,757,046	1,903,549	551	1,904,100	-	1,904,100
ACVMV1	69,789	1,397,703	1,746,120	113	1,746,233	-	1,746,233
ACVU1	12,296	221,244	385,842	3,188	389,030	-	389,030
MLVGA2	93,287	1,599,639	1,652,105	71	1,652,176	-	1,652,176
DSC	9,176	406,378	530,070	-	530,070	652	529,418
DSIF	200,814	9,792,870	15,625,317	-	15,625,317	2,921	15,622,396
DVSCS	679,150	11,507,338	15,993,984	3,341	15,997,325	-	15,997,325
FQB	207,448	2,278,828	2,335,870	-	2,335,870	250	2,335,620
FVU2	5,307	56,118	68,462	-	68,462	92	68,370
FAMP	1,543,370	23,967,577	28,289,967	-	28,289,967	318	28,289,649
FEIP	3,727,508	82,318,580	97,474,341	-	97,474,341	362	97,473,979
FEIS	321,577	7,123,601	8,351,366	208	8,351,574	-	8,351,574
FF10S	3,563	47,039	51,408	123	51,531	-	51,531
FF20S	140,344	1,888,123	2,157,085	-	2,157,085	62	2,157,023
FF30S	279,863	4,062,192	5,003,957	144	5,004,101	-	5,004,101
FGP	2,369,415	153,947,170	242,699,167	6,852	242,706,019	-	242,706,019
FGS	74,453	5,100,620	7,571,902	-	7,571,902	46	7,571,856
FHIP	1,727,690	9,258,897	9,070,373	941	9,071,314	-	9,071,314
FIGBP	1,594,540	20,708,469	21,287,110	-	21,287,110	54	21,287,056
FIGBS	140,637	1,810,063	1,853,599	-	1,853,599	58	1,853,541
FMCS	286,885	9,630,985	11,656,146	-	11,656,146	1,432	11,654,714
FNRS2	49,846	757,302	782,078	84	782,162	-	782,162
FOP	1,256,954	26,598,022	36,803,600	-	36,803,600	900	36,802,700
FOS	179,481	3,782,556	5,228,286	31	5,228,317	-	5,228,317
FVSS	155,202	2,125,655	2,537,558	-	2,537,558	1,997	2,535,561
FTVDM2	98,041	823,888	1,046,096	-	1,046,096	78	1,046,018
FTVFA2	14,578	87,664	86,883	62	86,945	-	86,945
FTVGI2	66,517	1,067,480	873,367	-	873,367	46	873,321
FTVSVI	358,939	5,841,678	6,615,245	575	6,615,820	-	6,615,820
TIF	36,431	515,207	506,385	-	506,385	288	506,097
ACEG	10,747	758,481	952,505	-	952,505	172	952,333
MSVMV	18,546	353,107	373,336	-	373,336	38	373,298
OVAG	33,257	2,621,286	3,812,244	929	3,813,173	-	3,813,173
OVGS	281,739	11,613,034	16,121,107	35	16,121,142	-	16,121,142
OVSB	116,208	555,085	517,125	23	517,148	-	517,148
OVSC	46,155	1,116,740	1,452,504	3,327	1,455,831	-	1,455,831
WRASP	20,658	190,838	210,477	92	210,569	-	210,569
JABS	71,369	2,631,548	3,792,541	1,637	3,794,178	-	3,794,178
JACAS	190,395	7,242,950	10,783,979	-	10,783,979	1,303	10,782,676
JAGTS	216,909	3,114,830	4,535,558	-	4,535,558	1,643	4,533,915
JAIGS	98,321	3,127,430	4,033,125	-	4,033,125	666	4,032,459
MV2IGI	121,931	2,387,233	3,361,632	912	3,362,544	-	3,362,544
MVFIC	145,845	2,796,096	3,605,299	729	3,606,028	-	3,606,028
MVIVSC	59,978	1,617,317	2,216,795	-	2,216,795	1,014	2,215,781
MSEM	11,707	91,070	84,292	712	85,004	-	85,004
MSVFI	155,939	1,685,596	1,632,681	-	1,632,681	562	1,632,119
MSVRE	15,229	303,839	357,430	1,838	359,268	-	359,268
EIF4	742,181	11,629,506	16,921,727	-	16,921,727	100	16,921,627
GBF	55,206	605,603	600,091	-	600,091	23	600,068
GBF4	950,446	10,427,244	10,321,838	3,463	10,325,301	-	10,325,301
GEM	204,524	2,391,827	2,810,162	-	2,810,162	789	2,809,373
GIG	15,474	170,731	197,295	-	197,295	31	197,264
GVAAA2	42,672	1,083,192	1,284,436	-	1,284,436	111	1,284,325
GVABD2	16,624	209,923	203,317	-	203,317	47	203,270
GVAGG2	59,701	1,899,951	2,717,577	-	2,717,577	138	2,717,439

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
GVAGI2	19,811	1,077,876	1,343,990	-	1,343,990	152	1,343,838
GVAGR2	20,700	1,833,779	2,991,305	126	2,991,431	-	2,991,431
GVDMA	1,630,061	21,079,172	23,961,902	-	23,961,902	559	23,961,343
GVDMC	224,654	2,513,109	2,668,892	-	2,668,892	1,220	2,667,672
GVEX4	7,876,698	100,069,925	220,626,303	1,464	220,627,767	-	220,627,767
GVIDA	434,559	5,473,510	6,435,815	-	6,435,815	37	6,435,778
GVIDC	123,531	1,257,613	1,326,718	396	1,327,114	-	1,327,114
GVIDM	3,149,414	37,512,380	41,383,297	-	41,383,297	1,103	41,382,194
HIBF	185,787	1,208,041	1,216,907	-	1,216,907	894	1,216,013
MCIF	245,765	5,619,742	6,800,315	-	6,800,315	405	6,799,910
MSBF	111,685	1,018,070	1,021,922	685	1,022,607	-	1,022,607
NVAMV1	278,611	4,197,860	5,536,010	-	5,536,010	2,017	5,533,993
NVAMVX	250,985	3,379,407	4,979,534	-	4,979,534	109	4,979,425
NVCBD1	32,948	362,659	355,838	-	355,838	35	355,803
NVCCA1	5,014	54,273	61,469	-	61,469	6	61,463
NVCCN1	8,937	100,057	101,437	-	101,437	75	101,362
NVCMA1	15,114	139,141	169,731	72	169,803	-	169,803
NVCMC1	421	4,488	5,086	-	5,086	64	5,022
NVCMD1	36,075	380,278	444,442	-	444,442	101	444,341
NVCRA1	48,718	478,087	635,278	-	635,278	-	635,278
NVCRB1	2,207	24,257	27,547	-	27,547	90	27,457
NVDBL2	2,789	43,038	48,356	-	48,356	78	48,278
NVDCA2	799	14,164	16,158	61	16,219	-	16,219
NVIE6	22,930	241,227	289,605	-	289,605	33	289,572
NVLCP1	85,094	994,604	977,732	-	977,732	507	977,225
NVMIG1	146,491	1,578,399	1,693,433	-	1,693,433	38	1,693,395
NVMIVX	1,678,837	16,161,367	19,323,409	112	19,323,521	-	19,323,521
NVMLG1	694,157	6,914,202	7,274,769	-	7,274,769	1,652	7,273,117
NVMMG1	6,576,560	72,987,482	76,025,039	-	76,025,039	2,543	76,022,496
NVMMV2	543,289	5,076,020	5,210,145	-	5,210,145	143	5,210,002
NVNMO1	1,356,088	14,252,924	20,544,739	-	20,544,739	565	20,544,174
NVNSR2	22,190	313,443	351,039	-	351,039	113	350,926
NVOLG1	8,502,815	155,124,892	204,322,644	-	204,322,644	2,581	204,320,063
NVRE1	416,750	2,760,665	4,396,717	64	4,396,781	-	4,396,781
NVSTB2	73,394	757,105	750,091	-	750,091	59	750,032
NVTIV3	13,187	132,736	152,972	153	153,125	-	153,125
SAM4	23,540,611	23,540,611	23,540,611	-	23,540,611	2,297	23,538,314
SCF4	899,137	17,198,030	23,242,682	-	23,242,682	1,621	23,241,061
SCGF	137,448	2,293,080	2,731,083	32	2,731,115	-	2,731,115
SCVF4	1,852,737	19,910,262	21,436,171	1,663	21,437,834	-	21,437,834
TRF4	5,765,692	75,071,403	156,826,813	11,645	156,838,458	-	156,838,458
AMCG	5,406	144,073	218,072	-	218,072	3,673	214,399
AMMCGS	22,310	625,733	803,603	149	803,752	-	803,752
AMSRS	127,285	3,361,296	4,713,362	-	4,713,362	1,996	4,711,366
AMTB	532,636	5,650,050	5,582,029	-	5,582,029	290	5,581,739
PMVFBA	4,844	48,530	44,423	-	44,423	-	44,423
PMVLDA	18,524	189,456	189,497	-	189,497	43	189,454
PVEIB	15,721	380,751	484,523	-	484,523	463	484,060
PVGOB	44,065	426,941	705,918	-	705,918	110	705,808
PVTIGB	4,741	63,352	80,890	-	80,890	441	80,449
TRHS2	56,712	2,469,787	3,470,186	63	3,470,249	-	3,470,249
VWBF	314,085	2,687,540	2,525,241	201	2,525,442	-	2,525,442
VWEM	1,213,936	15,664,928	17,480,674	1,006	17,481,680	-	17,481,680
VWHA	173,463	4,031,542	4,615,862	-	4,615,862	1,535	4,614,327
VVEI	159,366	3,401,542	4,431,969	-	4,431,969	29	4,431,940
VVHGB	151,287	1,811,816	1,848,725	24	1,848,749	-	1,848,749
VVHYB	266,817	2,067,883	2,150,544	-	2,150,544	27	2,150,517
VVMCI	304,649	6,014,098	8,981,054	-	8,981,054	66	8,980,988
SVDF	22,348	707,895	955,154	-	955,154	479	954,675
SVOF	11,910	299,577	418,510	-	418,510	1,113	417,397

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
WFVSCG	18,670	218,158	262,122	-	262,122	230	261,892

Total (unaudited)			$1,619,789,178	$50,901	$1,619,840,079	$49,329	$1,619,790,750

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ALVGIA	ALVSVA	AASCO	ACVI	ACVIG	ACVIP2	ACVMV1
Reinvested dividends	$13,559,549	22,887	22,231	-	243	26,240	57,350	19,730
Mortality and expense risk charges (note 3)	(10,326,415)	(19,256)	(19,261)	(265,381)	(930)	(17,770)	(12,440)	(12,159)

Net investment income (loss)	3,233,134	3,631	2,970	(265,381)	(687)	8,470	44,910	7,571

Realized gain (loss) on investments	47,560,528	45,163	58,745	996,083	3,429	13,861	9,299	84,575
Change in unrealized gain (loss) on investments	97,731,665	574,345	682,499	(15,161,296)	4,924	108,652	45,347	262,461

Net gain (loss) on investments	145,292,193	619,508	741,244	(14,165,213)	8,353	122,513	54,646	347,036

Reinvested capital gains	111,043,549	-	-	11,869,323	4,311	364,498	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$259,568,876	623,139	744,214	(2,561,271)	11,977	495,481	99,556	354,607

Investment Activity*:	ACVU1	MLVGA2	DCAP	DSC	DSIF	DVSCS	FQB	FVU2
Reinvested dividends	$-	12,788	14,676	1,009	167,406	103,019	55,515	1,140
Mortality and expense risk charges (note 3)	(2,132)	(12,299)	(24,419)	(4,897)	(107,561)	(112,726)	(16,197)	(465)

Net investment income (loss)	(2,132)	489	(9,743)	(3,888)	59,845	(9,707)	39,318	675

Realized gain (loss) on investments	8,112	11,704	1,084,110	66,281	1,008,395	414,797	(228)	644
Change in unrealized gain (loss) on investments	42,409	(152,550)	(573,345)	57,795	1,847,940	2,681,242	(105,922)	9,056

Net gain (loss) on investments	50,521	(140,846)	510,765	124,076	2,856,335	3,096,039	(106,150)	9,700

Reinvested capital gains	23,216	229,616	364,282	-	643,868	210,951	19,255	-

Net increase (decrease) in contract owners’ equity resulting from operations	$71,605	89,259	865,304	120,188	3,560,048	3,297,283	(47,577)	10,375

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FAMP	FEIP	FEIS	FF10S	FF20S	FF30S	FGP	FGS
Reinvested dividends	$448,291	1,757,999	142,310	484	21,413	48,412	-	-
Mortality and expense risk charges (note 3)	(182,165)	(609,046)	(59,033)	(364)	(15,624)	(37,653)	(1,496,479)	(53,398)

Net investment income (loss)	266,126	1,148,953	83,277	120	5,789	10,759	(1,496,479)	(53,398)

Realized gain (loss) on investments	524,536	2,242,466	130,544	1,144	100,434	282,374	12,781,788	298,778
Change in unrealized gain (loss) on investments	1,510,058	5,957,650	555,129	(445)	(40,745)	56,748	(12,598,887)	(307,901)

Net gain (loss) on investments	2,034,594	8,200,116	685,673	699	59,689	339,122	182,901	(9,123)

Reinvested capital gains	153,318	10,288,688	887,858	1,733	122,458	209,309	47,055,391	1,474,611

Net increase (decrease) in contract owners’ equity resulting from operations	$2,454,038	19,637,757	1,656,808	2,552	187,936	559,190	45,741,813	1,412,090

Investment Activity*:	FHIP	FIGBP	FIGBS	FMCS	FNRS2	FOP	FOS	FVSS
Reinvested dividends	$477,095	427,364	34,608	56,585	17,025	183,944	21,755	33,930
Mortality and expense risk charges (note 3)	(58,913)	(144,473)	(13,265)	(77,069)	(5,351)	(233,512)	(36,350)	(16,661)

Net investment income (loss)	418,182	282,891	21,343	(20,484)	11,674	(49,568)	(14,595)	17,269

Realized gain (loss) on investments	76,203	93,162	2,943	169,765	(39,368)	796,832	57,586	49,997
Change in unrealized gain (loss) on investments	(164,919)	(1,225,483)	(99,224)	458,625	324,271	2,675,668	415,852	336,140

Net gain (loss) on investments	(88,716)	(1,132,321)	(96,281)	628,390	284,903	3,472,500	473,438	386,137

Reinvested capital gains	-	572,819	48,679	1,768,966	-	2,604,555	365,418	200,853

Net increase (decrease) in contract owners’ equity resulting from operations	$329,466	(276,611)	(26,259)	2,376,872	296,577	6,027,487	824,261	604,259

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FTVDM2	FTVFA2	FTVGI2	FTVRDI	FTVSVI	TIF	ACEG	MSVMV
Reinvested dividends	$9,795	1,445	-	88,772	74,015	11,756	-	1,560
Mortality and expense risk charges (note 3)	(8,247)	(618)	(6,926)	(50,493)	(45,631)	(3,561)	(6,493)	(1,437)

Net investment income (loss)	1,548	827	(6,926)	38,279	28,384	8,195	(6,493)	123

Realized gain (loss) on investments	29,097	(1,486)	(96,157)	2,630,936	(172,149)	6,051	24,204	69
Change in unrealized gain (loss) on investments	(119,134)	9,122	43,763	(1,078,729)	1,324,304	10,192	(31,708)	20,229

Net gain (loss) on investments	(90,037)	7,636	(52,394)	1,552,207	1,152,155	16,243	(7,504)	20,298

Reinvested capital gains	22,450	-	-	268,753	165,075	-	108,819	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(66,039)	8,463	(59,320)	1,859,239	1,345,614	24,438	94,822	20,421

Investment Activity*:	OVAG	OVGI	OVGS	OVSB	OVSC	WRASP	JABS	JACAS
Reinvested dividends	$-	22,914	-	22,934	5,271	3,282	24,069	-
Mortality and expense risk charges (note 3)	(26,003)	(20,734)	(114,546)	(3,613)	(9,870)	(1,519)	(23,836)	(73,983)

Net investment income (loss)	(26,003)	2,180	(114,546)	19,321	(4,599)	1,763	233	(73,983)

Realized gain (loss) on investments	49,543	711,885	391,652	(9,080)	23,337	1,317	122,182	147,649
Change in unrealized gain (loss) on investments	164,760	(114,619)	1,059,198	(31,038)	157,232	(5,656)	391,382	610,930

Net gain (loss) on investments	214,303	597,266	1,450,850	(40,118)	180,569	(4,339)	513,564	758,579

Reinvested capital gains	389,800	186,795	799,047	-	88,635	21,148	26,674	1,264,700

Net increase (decrease) in contract owners’ equity resulting from operations	$578,100	786,241	2,135,351	(20,797)	264,605	18,572	540,471	1,949,296

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	JAGTS	JAIGS	MV2IGI	MVFIC	MVIVSC	MSEM	MSVFI	MSVRE
Reinvested dividends	$5,005	39,573	7,485	44,822	3,027	4,511	41,350	9,066
Mortality and expense risk charges (note 3)	(31,714)	(25,283)	(20,261)	(23,373)	(13,868)	(580)	(7,321)	(2,564)

Net investment income (loss)	(26,709)	14,290	(12,776)	21,449	(10,841)	3,931	34,029	6,502

Realized gain (loss) on investments	675,664	35,033	79,851	40,320	108,142	(1,353)	11,629	14,741
Change in unrealized gain (loss) on investments	(534,694)	346,941	216,279	582,468	43,906	(5,009)	(125,470)	114,452

Net gain (loss) on investments	140,970	381,974	296,130	622,788	152,048	(6,362)	(113,841)	129,193

Reinvested capital gains	573,799	-	398,645	74,641	58,703	-	68,535	-

Net increase (decrease) in contract owners’ equity resulting from operations	$688,060	396,264	681,999	718,878	199,910	(2,431)	(11,277)	135,695

Investment Activity*:	EIF4	GBF	GBF4	GEM	GIG	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$212,233	9,547	171,264	27,943	4,794	13,357	3,716	-
Mortality and expense risk charges (note 3)	(115,014)	(4,256)	(66,200)	(21,688)	(1,382)	(8,904)	(1,443)	(19,506)

Net investment income (loss)	97,219	5,291	105,064	6,255	3,412	4,453	2,273	(19,506)

Realized gain (loss) on investments	1,288,655	272	(13,169)	79,200	9,483	10,384	10,946	20,766
Change in unrealized gain (loss) on investments	1,354,907	(21,548)	(374,736)	(317,704)	8,522	129,725	(17,981)	288,591

Net gain (loss) on investments	2,643,562	(21,276)	(387,905)	(238,504)	18,005	140,109	(7,035)	309,357

Reinvested capital gains	169,708	-	-	-	-	7,310	1,034	69,360

Net increase (decrease) in contract owners’ equity resulting from operations	$2,910,489	(15,985)	(282,841)	(232,249)	21,417	151,872	(3,728)	359,211

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX4	GVIDA	GVIDC	GVIDM
Reinvested dividends	$13,111	-	36,086	5,401	4,259,802	8,301	3,031	78,199
Mortality and expense risk charges (note 3)	(9,216)	(20,722)	(172,762)	(19,021)	(1,355,381)	(47,465)	(9,355)	(259,092)

Net investment income (loss)	3,895	(20,722)	(136,676)	(13,620)	2,904,421	(39,164)	(6,324)	(180,893)

Realized gain (loss) on investments	2,253	26,498	457,831	(219)	8,912,017	162,550	118	665,025
Change in unrealized gain (loss) on investments	219,568	460,728	2,139,394	144,904	35,857,311	645,657	24,867	2,776,060

Net gain (loss) on investments	221,821	487,226	2,597,225	144,685	44,769,328	808,207	24,985	3,441,085

Reinvested capital gains	22,668	46,058	348,745	22,113	1,471,313	107,019	8,141	467,583

Net increase (decrease) in contract owners’ equity resulting from operations	$248,384	512,562	2,809,294	153,178	49,145,062	876,062	26,802	3,727,775

Investment Activity*:	HIBF	MCIF	MSBF	NVAMV1	NVAMVX	NVCBD1	NVCCA1	NVCCN1
Reinvested dividends	$56,838	78,278	56,135	64,548	63,422	6,888	162	17
Mortality and expense risk charges (note 3)	(8,466)	(46,762)	(7,132)	(36,407)	(33,957)	(2,374)	(435)	(245)

Net investment income (loss)	48,372	31,516	49,003	28,141	29,465	4,514	(273)	(228)

Realized gain (loss) on investments	(5,617)	85,479	2,768	78,576	223,178	686	569	334
Change in unrealized gain (loss) on investments	7,226	1,118,680	(7,373)	1,353,215	1,107,734	(20,780)	7,648	816

Net gain (loss) on investments	1,609	1,204,159	(4,605)	1,431,791	1,330,912	(20,094)	8,217	1,150

Reinvested capital gains	-	113,640	-	-	-	9,505	-	18

Net increase (decrease) in contract owners’ equity resulting from operations	$49,981	1,349,315	44,398	1,459,932	1,360,377	(6,075)	7,944	940

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVCRB1	NVDBL2	NVDCA2	NVIE6
Reinvested dividends	$392	12	1,119	1,143	66	93	29	6,677
Mortality and expense risk charges (note 3)	(1,198)	(34)	(2,969)	(4,386)	(185)	(352)	(125)	(1,979)

Net investment income (loss)	(806)	(22)	(1,850)	(3,243)	(119)	(259)	(96)	4,698

Realized gain (loss) on investments	1,435	67	2,512	10,225	140	354	261	11,796
Change in unrealized gain (loss) on investments	24,411	353	45,321	93,878	2,391	2,829	1,327	15,170

Net gain (loss) on investments	25,846	420	47,833	104,103	2,531	3,183	1,588	26,966

Reinvested capital gains	-	1	-	-	-	443	262	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,040	399	45,983	100,860	2,412	3,367	1,754	31,664

Investment Activity*:	NVLCP1	NVMIG1	NVMIVX	NVMLG1	NVMMG1	NVMMV2	NVNMO1	NVNSR2
Reinvested dividends	$17,408	6,717	643,233	-	96,371	37,452	58,257	1,045
Mortality and expense risk charges (note 3)	(1,008)	(12,769)	(128,232)	(46,337)	(538,144)	(36,097)	(124,871)	(2,033)

Net investment income (loss)	16,400	(6,052)	515,001	(46,337)	(441,773)	1,355	(66,614)	(988)

Realized gain (loss) on investments	(748)	5,896	424,182	(181,972)	453,544	(106,978)	549,841	4,748
Change in unrealized gain (loss) on investments	(16,751)	(88,630)	882,867	1,254,875	(14,897,276)	1,126,009	3,470,619	20,902

Net gain (loss) on investments	(17,499)	(82,734)	1,307,049	1,072,903	(14,443,732)	1,019,031	4,020,460	25,650

Reinvested capital gains	347	57,056	-	1,121,290	10,689,874	-	387,881	36,679

Net increase (decrease) in contract owners’ equity resulting from operations	$(752)	(31,730)	1,822,050	2,147,856	(4,195,631)	1,020,386	4,341,727	61,341

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVOLG1	NVRE1	NVSTB2	NVTIV3	SAM4	SCF4	SCGF	SCVF4
Reinvested dividends	$914,579	42,224	7,640	3,795	6	-	-	-
Mortality and expense risk charges (note 3)	(1,162,345)	(28,640)	(5,116)	(2,099)	(166,397)	(153,073)	(20,056)	(143,520)

Net investment income (loss)	(247,766)	13,584	2,524	1,696	(166,391)	(153,073)	(20,056)	(143,520)

Realized gain (loss) on investments	241,285	104,534	1,056	24,777	-	23,745	21,852	(443,741)
Change in unrealized gain (loss) on investments	41,298,984	1,373,604	(12,893)	12,409	-	5,530,362	23,727	5,942,744

Net gain (loss) on investments	41,540,269	1,478,138	(11,837)	37,186	-	5,554,107	45,579	5,499,003

Reinvested capital gains	2,919,342	-	-	-	-	229,986	235,659	-

Net increase (decrease) in contract owners’ equity resulting from operations	$44,211,845	1,491,722	(9,313)	38,882	(166,391)	5,631,020	261,182	5,355,483

Investment Activity*:	TRF4	AMCG	AMMCGS	AMSRS	AMTB	PMVFBA	PMVLDA	PMVTRA
Reinvested dividends	$1,138,391	-	-	16,764	142,306	2,871	1,153	17,004
Mortality and expense risk charges (note 3)	(827,212)	(1,303)	(5,610)	(27,429)	(38,695)	(351)	(1,645)	(5,980)

Net investment income (loss)	311,179	(1,303)	(5,610)	(10,665)	103,611	2,520	(492)	11,024

Realized gain (loss) on investments	7,049,625	5,632	64,237	77,953	(10,524)	(454)	4,003	(20,110)
Change in unrealized gain (loss) on investments	14,148,145	(2,711)	(57,996)	742,214	(87,899)	(6,137)	(6,446)	(59,006)

Net gain (loss) on investments	21,197,770	2,921	6,241	820,167	(98,423)	(6,591)	(2,443)	(79,116)

Reinvested capital gains	6,742,385	22,988	91,948	85,722	-	84	-	38,218

Net increase (decrease) in contract owners’ equity resulting from operations	$28,251,334	24,606	92,579	895,224	5,188	(3,987)	(2,935)	(29,874)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PVEIB	PVGOB	PVTIGB	TRHS2	VWBF	VWEM	VWHA	VVEI
Reinvested dividends	$5,308	-	984	-	132,027	180,393	20,541	81,484
Mortality and expense risk charges (note 3)	(3,265)	(4,354)	(524)	(24,779)	(17,016)	(130,934)	(31,886)	(39,461)

Net investment income (loss)	2,043	(4,354)	460	(24,779)	115,011	49,459	(11,345)	42,023

Realized gain (loss) on investments	11,360	22,892	1,594	217,659	(9,802)	468,902	(131,831)	74,837
Change in unrealized gain (loss) on investments	74,515	49,799	1,474	(17,488)	(227,519)	(3,346,471)	922,458	694,891

Net gain (loss) on investments	85,875	72,691	3,068	200,171	(237,321)	(2,877,569)	790,627	769,728

Reinvested capital gains	16,526	59,698	3,033	219,979	-	440,514	-	75,241

Net increase (decrease) in contract owners’ equity resulting from operations	$104,444	128,035	6,561	395,371	(122,310)	(2,387,596)	779,282	886,992

Investment Activity*:	VVHGB	VVHYB	VVMCI	SVDF	SVOF	WFVSCG	AVBVI
Reinvested dividends	$34,749	82,896	92,428	-	166	-	2,652
Mortality and expense risk charges (note 3)	(16,461)	(19,097)	(79,963)	(6,396)	(2,484)	(2,060)	(637)

Net investment income (loss)	18,288	63,799	12,465	(6,396)	(2,318)	(2,060)	2,015

Realized gain (loss) on investments	(502)	6,399	249,560	55,556	9,439	3,353	46,125
Change in unrealized gain (loss) on investments	(77,248)	(16,153)	911,272	(182,419)	57,963	(13,761)	12,330

Net gain (loss) on investments	(77,750)	(9,754)	1,160,832	(126,863)	67,402	(10,408)	58,455

Reinvested capital gains	13,934	-	551,604	79,288	20,045	30,174	8,938

Net increase (decrease) in contract owners’ equity resulting from operations	$(45,528)	54,045	1,724,901	(53,971)	85,129	17,706	69,408

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ALVGIA		ALVSVA		AASCO
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,233,134	7,853,674	3,631	22,635	2,970	9,876	(265,381)	194,745
Realized gain (loss) on investments	47,560,528	17,138,682	45,163	(14,502)	58,745	(179,632)	996,083	966,205
Change in unrealized gain (loss) on investments	97,731,665	137,005,148	574,345	(126,768)	682,499	75,777	(15,161,296)	13,656,974
Reinvested capital gains	111,043,549	78,525,002	-	112,120	-	86,362	11,869,323	2,340,105

Net increase (decrease) in contract owners’ equity resulting from operations	259,568,876	240,522,506	623,139	(6,515)	744,214	(7,617)	(2,561,271)	17,158,029

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	38,582,985	41,504,773	323,746	48,611	501,314	4,714	461,393	224,949
Transfers between funds	21,462	(8,907)	(5)	20	3	8	(39,834)	11,770
Surrenders (notes 2, 3, 4, 5 and 6)	(161,255,420)	(172,575,737)	(394,931)	(353,571)	(363,433)	(400,572)	(2,469,335)	(5,113,881)
Adjustments to maintain reserves	36,983,861	38,921,873	91,667	87,329	67,249	66,895	872,293	790,739

Net equity transactions	(85,667,112)	(92,157,998)	20,477	(217,611)	205,133	(328,955)	(1,175,483)	(4,086,423)

Net change in contract owners’ equity	173,901,764	148,364,508	643,616	(224,126)	949,347	(336,572)	(3,736,754)	13,071,606
Contract owners’ equity at beginning of period	1,445,888,986	1,297,524,478	2,271,479	2,495,605	2,083,755	2,420,327	40,651,509	27,579,903

Contract owners’ equity at end of period	$1,619,790,750	1,445,888,986	2,915,095	2,271,479	3,033,102	2,083,755	36,914,755	40,651,509

CHANGE IN UNITS:
Beginning units	2,160,253	2,251,340	5,266	5,753	3,612	4,259	47,677	54,592
Units purchased	209,061	423,029	953	452	902	258	3,839	2,540
Units surrendered	(320,643)	(514,115)	(697)	(939)	(488)	(905)	(4,644)	(9,455)

Ending units	2,048,671	2,160,253	5,522	5,266	4,026	3,612	46,872	47,677

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVI		ACVIG		ACVIP2		ACVMV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(687)	(148)	8,470	24,561	44,910	13,600	7,571	14,962
Realized gain (loss) on investments	3,429	(41)	13,861	16,422	9,299	(4,715)	84,575	(7,092)
Change in unrealized gain (loss) on investments	4,924	27,704	108,652	72,756	45,347	113,695	262,461	926
Reinvested capital gains	4,311	1,847	364,498	101,156	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,977	29,362	495,481	214,895	99,556	122,580	354,607	8,796

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	6,757	3,696	9,327	102,519	466,812	158,696	88,719
Transfers between funds	-	-	3	-	1	7	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(11,382)	(19,561)	(349,418)	(290,297)	(113,665)	(165,990)	(387,077)	(173,755)
Adjustments to maintain reserves	1,638	8,803	85,563	75,448	58,116	78,560	65,177	68,967

Net equity transactions	(9,744)	(4,001)	(260,156)	(205,522)	46,971	379,389	(163,204)	(16,069)

Net change in contract owners’ equity	2,233	25,361	235,325	9,373	146,527	501,969	191,403	(7,273)
Contract owners’ equity at beginning of period	150,782	125,421	2,240,731	2,231,358	1,757,573	1,255,604	1,554,830	1,562,103

Contract owners’ equity at end of period	$153,015	150,782	2,476,056	2,240,731	1,904,100	1,757,573	1,746,233	1,554,830

CHANGE IN UNITS:
Beginning units	49	51	5,503	6,046	9,069	6,743	4,118	4,159
Units purchased	1	7	220	322	1,127	3,425	561	593
Units surrendered	(4)	(9)	(742)	(865)	(878)	(1,099)	(897)	(634)

Ending units	46	49	4,981	5,503	9,318	9,069	3,782	4,118

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVU1		MLVGA2		DCAP		DSC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,132)	(1,584)	489	5,296	(9,743)	1,986	(3,888)	1,318
Realized gain (loss) on investments	8,112	5,956	11,704	17,879	1,084,110	(1,337)	66,281	(31,186)
Change in unrealized gain (loss) on investments	42,409	81,606	(152,550)	162,833	(573,345)	418,064	57,795	164,486
Reinvested capital gains	23,216	23,641	229,616	72,639	364,282	252,036	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	71,605	109,619	89,259	258,647	865,304	670,749	120,188	134,618

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	68,734	2,425	746	76,482	50,770	5,561
Transfers between funds	-	-	-	-	1	(21)	14	3
Surrenders (notes 2, 3, 4, 5 and 6)	(15,321)	(17,782)	(82,551)	(215,687)	(4,512,268)	(350,484)	(544,248)	(251,436)
Adjustments to maintain reserves	3,622	4,908	37,676	41,192	105,315	117,982	22,917	24,723

Net equity transactions	(11,699)	(12,874)	23,859	(172,070)	(4,406,206)	(156,041)	(470,547)	(221,149)

Net change in contract owners’ equity	59,906	96,745	113,118	86,577	(3,540,902)	514,708	(350,359)	(86,531)
Contract owners’ equity at beginning of period	329,124	232,379	1,539,058	1,452,481	3,540,902	3,026,194	879,777	966,308

Contract owners’ equity at end of period	$389,030	329,124	1,652,176	1,539,058	-	3,540,902	529,418	879,777

CHANGE IN UNITS:
Beginning units	58	61	6,559	7,422	8,263	8,647	1,576	1,645
Units purchased	1	1	473	256	262	601	150	117
Units surrendered	(3)	(4)	(374)	(1,119)	(8,525)	(985)	(433)	(186)

Ending units	56	58	6,658	6,559	-	8,263	1,293	1,576

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DSIF		DVSCS		FQB		FVU2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$59,845	126,262	(9,707)	35,653	39,318	47,931	675	1,063
Realized gain (loss) on investments	1,008,395	687,079	414,797	135,415	(228)	(13,049)	644	(267)
Change in unrealized gain (loss) on investments	1,847,940	302,189	2,681,242	409,114	(105,922)	105,425	9,056	(1,009)
Reinvested capital gains	643,868	747,584	210,951	644,659	19,255	6,881	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,560,048	1,863,114	3,297,283	1,224,841	(47,577)	147,188	10,375	(213)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	187,712	525,635	500,052	175,545	-	302	-	-
Transfers between funds	(92)	4	(12)	(13)	(2)	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,894,984)	(1,700,800)	(1,285,028)	(914,801)	(89,897)	(475,691)	(5,135)	(6,170)
Adjustments to maintain reserves	342,571	368,754	389,578	387,165	188,428	130,787	4,038	3,680

Net equity transactions	(1,364,793)	(806,407)	(395,410)	(352,104)	98,529	(344,602)	(1,097)	(2,490)

Net change in contract owners’ equity	2,195,255	1,056,707	2,901,873	872,737	50,952	(197,414)	9,278	(2,703)
Contract owners’ equity at beginning of period	13,427,141	12,370,434	13,095,452	12,222,715	2,284,668	2,482,082	59,092	61,795

Contract owners’ equity at end of period	$15,622,396	13,427,141	15,997,325	13,095,452	2,335,620	2,284,668	68,370	59,092

CHANGE IN UNITS:
Beginning units	25,534	27,522	22,652	23,055	10,830	12,496	545	569
Units purchased	1,242	2,541	1,095	2,474	1,549	1,214	37	45
Units surrendered	(2,802)	(4,529)	(2,159)	(2,877)	(1,021)	(2,880)	(46)	(69)

Ending units	23,974	25,534	21,588	22,652	11,358	10,830	536	545

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FAMP		FEIP		FEIS		FF10S
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$266,126	250,042	1,148,953	996,446	83,277	76,078	120	183
Realized gain (loss) on investments	524,536	367,516	2,242,466	1,005,026	130,544	65,052	1,144	2,786
Change in unrealized gain (loss) on investments	1,510,058	2,557,459	5,957,650	(1,086,542)	555,129	(3,239)	(445)	853
Reinvested capital gains	153,318	332,044	10,288,688	3,514,560	887,858	278,301	1,733	2,494

Net increase (decrease) in contract owners’ equity resulting from operations	2,454,038	3,507,061	19,637,757	4,429,490	1,656,808	416,192	2,552	6,316

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	129,180	333,387	729,180	344,003	-	(102,145)	-	-
Transfers between funds	58,355	(77,343)	(42,114)	(10,735)	2	5	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(2,900,621)	(3,914,062)	(9,568,936)	(8,402,785)	(679,883)	(198,284)	(12,382)	(27,744)
Adjustments to maintain reserves	1,106,027	1,236,325	2,784,331	2,793,044	293,258	296,632	11,066	11,875

Net equity transactions	(1,607,059)	(2,421,693)	(6,097,539)	(5,276,473)	(386,623)	(3,792)	(1,316)	(15,869)

Net change in contract owners’ equity	846,979	1,085,368	13,540,218	(846,983)	1,270,185	412,400	1,236	(9,553)
Contract owners’ equity at beginning of period	27,442,670	26,357,302	83,933,761	84,780,744	7,081,389	6,668,989	50,295	59,848

Contract owners’ equity at end of period	$28,289,649	27,442,670	97,473,979	83,933,761	8,351,574	7,081,389	51,531	50,295

CHANGE IN UNITS:
Beginning units	33,792	37,478	72,098	76,936	20,295	20,212	214	282
Units purchased	2,314	3,100	3,676	6,561	828	1,508	49	60
Units surrendered	(4,640)	(6,786)	(8,919)	(11,399)	(1,804)	(1,425)	(56)	(128)

Ending units	31,466	33,792	66,855	72,098	19,319	20,295	207	214

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FF20S		FF30S		FGP		FGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$5,789	9,554	10,759	20,975	(1,496,479)	(740,094)	(53,398)	(24,889)
Realized gain (loss) on investments	100,434	79,759	282,374	199,717	12,781,788	9,952,810	298,778	400,486
Change in unrealized gain (loss) on investments	(40,745)	66,976	56,748	272,741	(12,598,887)	39,663,836	(307,901)	1,163,577
Reinvested capital gains	122,458	125,181	209,309	188,998	47,055,391	16,760,242	1,474,611	512,130

Net increase (decrease) in contract owners’ equity resulting from operations	187,936	281,470	559,190	682,431	45,741,813	65,636,794	1,412,090	2,051,304

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	96,676	14,845	416,011	304,218	1,492,557	1,363,471	7,086	17,710
Transfers between funds	-	-	-	(57)	(305,548)	(556,748)	(1)	23
Surrenders (notes 2, 3, 4, 5 and 6)	(430,639)	(347,259)	(936,631)	(115,239)	(18,079,271)	(22,460,762)	(511,170)	(679,584)
Adjustments to maintain reserves	65,478	63,978	116,729	101,802	3,967,827	4,034,095	178,518	174,338

Net equity transactions	(268,485)	(268,436)	(403,891)	290,724	(12,924,435)	(17,619,944)	(325,567)	(487,513)

Net change in contract owners’ equity	(80,549)	13,034	155,299	973,155	32,817,378	48,016,850	1,086,523	1,563,791
Contract owners’ equity at beginning of period	2,237,572	2,224,538	4,848,802	3,875,647	209,888,641	161,871,791	6,485,333	4,921,542

Contract owners’ equity at end of period	$2,157,023	2,237,572	5,004,101	4,848,802	242,706,019	209,888,641	7,571,856	6,485,333

CHANGE IN UNITS:
Beginning units	8,481	9,622	16,444	15,232	102,405	113,469	9,779	10,588
Units purchased	671	424	1,791	1,635	4,292	5,713	304	420
Units surrendered	(1,637)	(1,565)	(3,007)	(423)	(10,144)	(16,777)	(737)	(1,229)

Ending units	7,515	8,481	15,228	16,444	96,553	102,405	9,346	9,779

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FHIP		FIGBP		FIGBS		FMCS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$418,182	397,201	282,891	364,680	21,343	27,983	(20,484)	(12,876)
Realized gain (loss) on investments	76,203	65,346	93,162	137,889	2,943	7,278	169,765	(193,934)
Change in unrealized gain (loss) on investments	(164,919)	(312,096)	(1,225,483)	1,304,084	(99,224)	105,212	458,625	1,573,302
Reinvested capital gains	-	-	572,819	8,104	48,679	631	1,768,966	-

Net increase (decrease) in contract owners’ equity resulting from operations	329,466	150,451	(276,611)	1,814,757	(26,259)	141,104	2,376,872	1,366,492

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	59,900	123,353	269,765	965,575	-	4,302	48,727	133,115
Transfers between funds	73,139	(46,036)	317,980	122,549	-	-	(87)	22
Surrenders (notes 2, 3, 4, 5 and 6)	(823,635)	(1,206,605)	(1,911,974)	(3,411,819)	(8,489)	(90,246)	(994,111)	(1,699,794)
Adjustments to maintain reserves	315,818	397,799	841,258	947,224	85,538	83,872	345,190	327,562

Net equity transactions	(374,778)	(731,489)	(482,971)	(1,376,471)	77,049	(2,072)	(600,281)	(1,239,095)

Net change in contract owners’ equity	(45,312)	(581,038)	(759,582)	438,286	50,790	139,032	1,776,591	127,397
Contract owners’ equity at beginning of period	9,116,626	9,697,664	22,046,638	21,608,352	1,802,751	1,663,719	9,878,123	9,750,726

Contract owners’ equity at end of period	$9,071,314	9,116,626	21,287,056	22,046,638	1,853,541	1,802,751	11,654,714	9,878,123

CHANGE IN UNITS:
Beginning units	17,996	19,581	46,547	50,062	9,249	9,256	13,003	15,100
Units purchased	1,503	2,016	5,653	6,849	1,085	906	542	1,055
Units surrendered	(2,289)	(3,601)	(6,156)	(10,364)	(683)	(913)	(1,257)	(3,152)

Ending units	17,210	17,996	46,044	46,547	9,651	9,249	12,288	13,003

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FNRS2		FOP		FOS		FVSS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$11,674	9,948	(49,568)	(14,813)	(14,595)	(15,043)	17,269	8,100
Realized gain (loss) on investments	(39,368)	(125,017)	796,832	265,483	57,586	25,612	49,997	(96,374)
Change in unrealized gain (loss) on investments	324,271	(162,612)	2,675,668	3,785,129	415,852	533,764	336,140	65,358
Reinvested capital gains	-	-	2,604,555	131,536	365,418	17,116	200,853	96,871

Net increase (decrease) in contract owners’ equity resulting from operations	296,577	(277,681)	6,027,487	4,167,335	824,261	561,449	604,259	73,955

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	54,317	52,153	313,420	242,096	39	-	501,196	44,576
Transfers between funds	(2)	-	117,573	(9,442)	(1)	(7)	-	5
Surrenders (notes 2, 3, 4, 5 and 6)	(210,542)	(72,222)	(3,332,753)	(3,555,727)	(226,272)	(275,626)	(563,457)	(335,805)
Adjustments to maintain reserves	64,291	75,200	1,131,954	1,048,795	196,609	185,946	88,649	90,957

Net equity transactions	(91,936)	55,131	(1,769,806)	(2,274,278)	(29,625)	(89,687)	26,388	(200,267)

Net change in contract owners’ equity	204,641	(222,550)	4,257,681	1,893,057	794,636	471,762	630,647	(126,312)
Contract owners’ equity at beginning of period	577,521	800,071	32,545,019	30,651,962	4,433,681	3,961,919	1,904,914	2,031,226

Contract owners’ equity at end of period	$782,162	577,521	36,802,700	32,545,019	5,228,317	4,433,681	2,535,561	1,904,914

CHANGE IN UNITS:
Beginning units	5,724	5,283	60,313	65,416	12,695	13,004	3,749	4,247
Units purchased	915	2,045	3,819	5,631	726	869	1,082	368
Units surrendered	(1,600)	(1,604)	(6,615)	(10,734)	(807)	(1,178)	(819)	(866)

Ending units	5,039	5,724	57,517	60,313	12,614	12,695	4,012	3,749

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVDM2		FTVFA2		FTVGI2		FTVRDI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,548	33,622	827	523	(6,926)	92,323	38,279	56,971
Realized gain (loss) on investments	29,097	(4,965)	(1,486)	(1,433)	(96,157)	(43,183)	2,630,936	(32,808)
Change in unrealized gain (loss) on investments	(119,134)	99,775	9,122	(9,957)	43,763	(122,950)	(1,078,729)	622,663
Reinvested capital gains	22,450	25,513	-	18,576	-	-	268,753	364,215

Net increase (decrease) in contract owners’ equity resulting from operations	(66,039)	153,945	8,463	7,709	(59,320)	(73,810)	1,859,239	1,011,041

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5	3	-	-	54	14,250	173,053	61,839
Transfers between funds	(4)	-	-	-	1	-	(11)	(84)
Surrenders (notes 2, 3, 4, 5 and 6)	(86,060)	(137,220)	(4,988)	(4,762)	(229,530)	(128,086)	(10,041,752)	(1,059,690)
Adjustments to maintain reserves	46,046	49,901	5,576	5,529	49,389	58,518	206,993	289,747

Net equity transactions	(40,013)	(87,316)	588	767	(180,086)	(55,318)	(9,661,717)	(708,188)

Net change in contract owners’ equity	(106,052)	66,629	9,051	8,476	(239,406)	(129,128)	(7,802,478)	302,853
Contract owners’ equity at beginning of period	1,152,070	1,085,441	77,894	69,418	1,112,727	1,241,855	7,802,478	7,499,625

Contract owners’ equity at end of period	$1,046,018	1,152,070	86,945	77,894	873,321	1,112,727	-	7,802,478

CHANGE IN UNITS:
Beginning units	7,734	8,476	431	426	11,685	12,266	12,179	13,684
Units purchased	552	511	32	36	830	1,031	714	817
Units surrendered	(780)	(1,253)	(29)	(31)	(2,791)	(1,612)	(12,893)	(2,322)

Ending units	7,506	7,734	434	431	9,724	11,685	-	12,179

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVSVI		TIF		ACEG		MSVMV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$28,384	44,541	8,195	15,151	(6,493)	(4,200)	123	-
Realized gain (loss) on investments	(172,149)	(277,146)	6,051	(32,098)	24,204	26,320	69	-
Change in unrealized gain (loss) on investments	1,324,304	224,689	10,192	(9,210)	(31,708)	166,312	20,229	-
Reinvested capital gains	165,075	273,671	-	-	108,819	50,312	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,345,614	265,755	24,438	(26,157)	94,822	238,744	20,421	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	332,882	188,151	-	3	53,810	78,979	353,106	-
Transfers between funds	(15)	9	(16)	1	4	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(698,364)	(382,902)	(84,783)	(88,534)	(56,598)	(87,923)	(3,918)	-
Adjustments to maintain reserves	157,508	162,504	9,002	11,631	28,047	27,622	3,689	-

Net equity transactions	(207,989)	(32,238)	(75,797)	(76,899)	25,263	18,678	352,877	-

Net change in contract owners’ equity	1,137,625	233,517	(51,359)	(103,056)	120,085	257,422	373,298	-
Contract owners’ equity at beginning of period	5,478,195	5,244,678	557,456	660,512	832,248	574,826	-	-

Contract owners’ equity at end of period	$6,615,820	5,478,195	506,097	557,456	952,333	832,248	373,298	-

CHANGE IN UNITS:
Beginning units	9,867	9,849	920	1,003	2,149	2,130	-	-
Units purchased	940	1,119	9	9	237	322	357	-
Units surrendered	(1,253)	(1,101)	(85)	(92)	(151)	(303)	(4)	-

Ending units	9,554	9,867	844	920	2,235	2,149	353	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVAG		OVGI		OVGS		OVSB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(26,003)	(13,050)	2,180	28,781	(114,546)	25,137	19,321	23,625
Realized gain (loss) on investments	49,543	37,327	711,885	11,361	391,652	144,478	(9,080)	(11,127)
Change in unrealized gain (loss) on investments	164,760	1,026,199	(114,619)	54,479	1,059,198	2,631,886	(31,038)	1,487
Reinvested capital gains	389,800	-	186,795	284,191	799,047	457,232	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	578,100	1,050,476	786,241	378,812	2,135,351	3,258,733	(20,797)	13,985

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	192,887	2,250,844	15,752	35,397	7,361	(89,426)	23,747	-
Transfers between funds	-	(1)	-	6	(30)	(134)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(122,936)	(202,273)	(4,148,351)	(275,462)	(1,215,942)	(1,467,360)	(35,951)	(1,062)
Adjustments to maintain reserves	43,284	22,792	109,570	126,238	414,098	426,746	31,665	35,292

Net equity transactions	113,235	2,071,362	(4,023,029)	(113,821)	(794,513)	(1,130,174)	19,461	34,230

Net change in contract owners’ equity	691,335	3,121,838	(3,236,788)	264,991	1,340,838	2,128,559	(1,336)	48,215
Contract owners’ equity at beginning of period	3,121,838	-	3,236,788	2,971,797	14,780,304	12,651,745	518,484	470,269

Contract owners’ equity at end of period	$3,813,173	3,121,838	-	3,236,788	16,121,142	14,780,304	517,148	518,484

CHANGE IN UNITS:
Beginning units	20,692	-	8,169	8,452	29,099	31,612	4,164	3,846
Units purchased	1,471	22,330	314	617	1,422	1,227	760	743
Units surrendered	(762)	(1,638)	(8,483)	(900)	(2,705)	(3,740)	(466)	(425)

Ending units	21,401	20,692	-	8,169	27,816	29,099	4,458	4,164

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVSC		WRASP		JABS		JACAS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,599)	(458)	1,763	2,199	233	26,902	(73,983)	(43,532)
Realized gain (loss) on investments	23,337	(12,304)	1,317	(4,572)	122,182	112,570	147,649	190,065
Change in unrealized gain (loss) on investments	157,232	196,089	(5,656)	21,965	391,382	224,280	610,930	1,832,171
Reinvested capital gains	88,635	14,207	21,148	2,992	26,674	48,395	1,264,700	572,676

Net increase (decrease) in contract owners’ equity resulting from operations	264,605	197,534	18,572	22,584	540,471	412,147	1,949,296	2,551,380

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	51,389	18,318	-	-	57,146	320,560	153,054	144,927
Transfers between funds	(3)	3	-	1	(40)	15	15	(15)
Surrenders (notes 2, 3, 4, 5 and 6)	(119,661)	(81,116)	(9,322)	(47,479)	(429,560)	(574,494)	(543,940)	(1,070,501)
Adjustments to maintain reserves	49,038	45,089	6,412	10,036	170,321	167,583	206,529	217,800

Net equity transactions	(19,237)	(17,706)	(2,910)	(37,442)	(202,133)	(86,336)	(184,342)	(707,789)

Net change in contract owners’ equity	245,368	179,828	15,662	(14,858)	338,338	325,811	1,764,954	1,843,591
Contract owners’ equity at beginning of period	1,210,463	1,030,635	194,907	209,765	3,455,840	3,130,029	9,017,722	7,174,131

Contract owners’ equity at end of period	$1,455,831	1,210,463	210,569	194,907	3,794,178	3,455,840	10,782,676	9,017,722

CHANGE IN UNITS:
Beginning units	1,877	1,897	901	1,096	6,200	6,186	11,574	12,697
Units purchased	161	175	37	63	433	1,257	485	593
Units surrendered	(175)	(195)	(50)	(258)	(768)	(1,243)	(661)	(1,716)

Ending units	1,863	1,877	888	901	5,865	6,200	11,398	11,574

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JAGTS		JAIGS		MV2IGI		MVFIC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(26,709)	(25,077)	14,290	13,993	(12,776)	(5,976)	21,449	23,462
Realized gain (loss) on investments	675,664	263,596	35,033	(192,388)	79,851	103,070	40,320	12,650
Change in unrealized gain (loss) on investments	(534,694)	988,187	346,941	544,438	216,279	96,695	582,468	(72,995)
Reinvested capital gains	573,799	330,061	-	-	398,645	256,536	74,641	119,038

Net increase (decrease) in contract owners’ equity resulting from operations	688,060	1,556,767	396,264	366,043	681,999	450,325	718,878	82,155

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	260,007	285,086	915,151	16,483	55,415	25,466	152,080	102,972
Transfers between funds	2	(2,843)	(881)	(158)	2	23	(2)	(19)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,127,970)	(501,296)	(502,077)	(643,866)	(236,744)	(769,689)	(300,518)	(428,788)
Adjustments to maintain reserves	94,648	119,203	137,294	161,370	75,984	60,812	82,117	97,510

Net equity transactions	(773,313)	(99,850)	549,487	(466,171)	(105,343)	(683,388)	(66,323)	(228,325)

Net change in contract owners’ equity	(85,253)	1,456,917	945,751	(100,128)	576,656	(233,063)	652,555	(146,170)
Contract owners’ equity at beginning of period	4,619,168	3,162,251	3,086,708	3,186,836	2,785,888	3,018,951	2,953,473	3,099,643

Contract owners’ equity at end of period	$4,533,915	4,619,168	4,032,459	3,086,708	3,362,544	2,785,888	3,606,028	2,953,473

CHANGE IN UNITS:
Beginning units	4,261	4,367	8,568	10,033	10,706	14,363	5,884	6,216
Units purchased	306	512	1,583	774	442	454	480	585
Units surrendered	(1,129)	(618)	(1,368)	(2,239)	(912)	(4,111)	(581)	(917)

Ending units	3,438	4,261	8,783	8,568	10,236	10,706	5,783	5,884

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MVIVSC		MSEM		MSVFI		MSVRE
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(10,841)	3,480	3,931	3,505	34,029	21,356	6,502	9,207
Realized gain (loss) on investments	108,142	71,197	(1,353)	(1,615)	11,629	7,947	14,741	(18,294)
Change in unrealized gain (loss) on investments	43,906	242,326	(5,009)	2,301	(125,470)	30,581	114,452	(108,197)
Reinvested capital gains	58,703	39,975	-	-	68,535	10,288	-	11,683

Net increase (decrease) in contract owners’ equity resulting from operations	199,910	356,978	(2,431)	4,191	(11,277)	70,172	135,695	(105,601)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	141,918	30,437	-	-	764,573	265,668	-	4
Transfers between funds	12,248	81,236	-	-	-	3	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(296,595)	(195,441)	(8,150)	(9,282)	(314,964)	(148,725)	(173,934)	(85,570)
Adjustments to maintain reserves	26,572	21,024	829	1,003	68,398	48,878	8,676	11,882

Net equity transactions	(115,857)	(62,744)	(7,321)	(8,279)	518,007	165,824	(165,258)	(73,684)

Net change in contract owners’ equity	84,053	294,234	(9,752)	(4,088)	506,730	235,996	(29,563)	(179,285)
Contract owners’ equity at beginning of period	2,131,728	1,837,494	94,756	98,844	1,125,389	889,393	388,831	568,116

Contract owners’ equity at end of period	$2,215,781	2,131,728	85,004	94,756	1,632,119	1,125,389	359,268	388,831

CHANGE IN UNITS:
Beginning units	3,873	3,985	258	280	4,425	3,426	226	257
Units purchased	578	361	4	2	1,076	1,732	5	8
Units surrendered	(865)	(473)	(30)	(24)	(1,267)	(733)	(46)	(39)

Ending units	3,586	3,873	232	258	4,234	4,425	185	226

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	EIF4		GBF		GBF4		GEM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$97,219	150,271	5,291	7,409	105,064	168,950	6,255	31,144
Realized gain (loss) on investments	1,288,655	943,577	272	2,033	(13,169)	(29,308)	79,200	58,929
Change in unrealized gain (loss) on investments	1,354,907	(1,382,184)	(21,548)	18,216	(374,736)	428,760	(317,704)	288,293
Reinvested capital gains	169,708	616,918	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,910,489	328,582	(15,985)	27,658	(282,841)	568,402	(232,249)	378,366

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	69,456	63,267	-	-	242,032	377,280	100,016	4,762
Transfers between funds	(75,555)	(140,896)	-	-	79,833	154,580	1,144	(53,966)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,023,321)	(1,263,998)	12,977	(11,819)	(899,826)	(1,218,309)	(214,818)	(388,079)
Adjustments to maintain reserves	442,446	458,039	30,743	27,697	481,106	428,244	135,819	104,838

Net equity transactions	(1,586,974)	(883,588)	43,720	15,878	(96,855)	(258,205)	22,161	(332,445)

Net change in contract owners’ equity	1,323,515	(555,006)	27,735	43,536	(379,696)	310,197	(210,088)	45,921
Contract owners’ equity at beginning of period	15,598,112	16,153,118	572,333	528,797	10,704,997	10,394,800	3,019,461	2,973,540

Contract owners’ equity at end of period	$16,921,627	15,598,112	600,068	572,333	10,325,301	10,704,997	2,809,373	3,019,461

CHANGE IN UNITS:
Beginning units	34,177	35,557	3,604	3,506	19,825	20,227	5,785	6,276
Units purchased	1,812	3,356	577	533	3,183	3,406	848	612
Units surrendered	(5,289)	(4,736)	(293)	(435)	(3,121)	(3,808)	(721)	(1,103)

Ending units	30,700	34,177	3,888	3,604	19,887	19,825	5,912	5,785

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GIG		GVAAA2		GVABD2		GVAGG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,412	708	4,453	7,452	2,273	4,585	(19,506)	(1,708)
Realized gain (loss) on investments	9,483	158	10,384	11,185	10,946	1,884	20,766	50,030
Change in unrealized gain (loss) on investments	8,522	10,742	129,725	2,767	(17,981)	7,379	288,591	351,977
Reinvested capital gains	-	-	7,310	82,548	1,034	199	69,360	135,099

Net increase (decrease) in contract owners’ equity resulting from operations	21,417	11,608	151,872	103,952	(3,728)	14,047	359,211	535,398

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	22,253	-	77,812	295	3,000	165,085	4	83,749
Transfers between funds	8	-	-	-	-	-	(2)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(32,211)	(10,861)	(81,008)	(390,046)	(118,298)	(29,659)	(69,508)	(279,765)
Adjustments to maintain reserves	14,346	13,889	26,172	28,743	6,849	7,428	54,084	60,757

Net equity transactions	4,396	3,028	22,976	(361,008)	(108,449)	142,854	(15,422)	(135,259)

Net change in contract owners’ equity	25,813	14,636	174,848	(257,056)	(112,177)	156,901	343,789	400,139
Contract owners’ equity at beginning of period	171,451	156,815	1,109,477	1,366,533	315,447	158,546	2,373,650	1,973,511

Contract owners’ equity at end of period	$197,264	171,451	1,284,325	1,109,477	203,270	315,447	2,717,439	2,373,650

CHANGE IN UNITS:
Beginning units	1,347	1,320	4,597	6,294	2,144	1,168	6,870	7,366
Units purchased	288	163	420	169	234	1,222	221	656
Units surrendered	(249)	(136)	(343)	(1,866)	(976)	(246)	(260)	(1,152)

Ending units	1,386	1,347	4,674	4,597	1,402	2,144	6,831	6,870

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVAGI2		GVAGR2		GVDMA		GVDMC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,895	9,345	(20,722)	(1,160)	(136,676)	(102,172)	(13,620)	(15,030)
Realized gain (loss) on investments	2,253	27,290	26,498	130,511	457,831	224,923	(219)	(28,023)
Change in unrealized gain (loss) on investments	219,568	(21,452)	460,728	544,403	2,139,394	785,226	144,904	155,985
Reinvested capital gains	22,668	105,872	46,058	173,736	348,745	1,262,511	22,113	73,454

Net increase (decrease) in contract owners’ equity resulting from operations	248,384	121,055	512,562	847,490	2,809,294	2,170,488	153,178	186,386

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	40	1,828	4,158	306,055	368	(127,033)	3	32,245
Transfers between funds	-	-	1	-	(164)	151	2	(51)
Surrenders (notes 2, 3, 4, 5 and 6)	(23,144)	(150,137)	(69,389)	(473,527)	(2,146,060)	(2,182,683)	(275,201)	(578,670)
Adjustments to maintain reserves	22,510	25,817	55,083	83,343	1,051,673	1,102,625	112,663	110,751

Net equity transactions	(594)	(122,492)	(10,147)	(84,129)	(1,094,183)	(1,206,940)	(162,533)	(435,725)

Net change in contract owners’ equity	247,790	(1,437)	502,415	763,361	1,715,111	963,548	(9,355)	(249,339)
Contract owners’ equity at beginning of period	1,096,048	1,097,485	2,489,016	1,725,655	22,246,232	21,282,684	2,677,027	2,926,366

Contract owners’ equity at end of period	$1,343,838	1,096,048	2,991,431	2,489,016	23,961,343	22,246,232	2,667,672	2,677,027

CHANGE IN UNITS:
Beginning units	4,281	4,811	5,743	5,987	62,589	66,564	10,572	12,529
Units purchased	113	180	162	1,151	3,583	4,066	596	792
Units surrendered	(117)	(710)	(183)	(1,395)	(6,236)	(8,041)	(963)	(2,749)

Ending units	4,277	4,281	5,722	5,743	59,936	62,589	10,205	10,572

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVEX4		GVIDA		GVIDC		GVIDM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,904,421	2,219,355	(39,164)	(26,565)	(6,324)	(6,756)	(180,893)	(175,849)
Realized gain (loss) on investments	8,912,017	7,137,791	162,550	85,067	118	(16,466)	665,025	441,694
Change in unrealized gain (loss) on investments	35,857,311	14,210,915	645,657	234,860	24,867	74,150	2,776,060	1,127,259
Reinvested capital gains	1,471,313	3,312,152	107,019	347,101	8,141	12,511	467,583	2,055,228

Net increase (decrease) in contract owners’ equity resulting from operations	49,145,062	26,880,213	876,062	640,463	26,802	63,439	3,727,775	3,448,332

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	987,659	895,771	60	7,626	-	388,402	309,676	171,422
Transfers between funds	51,236	257,606	-	-	-	-	32,238	(10,723)
Surrenders (notes 2, 3, 4, 5 and 6)	(16,857,915)	(18,502,102)	(707,782)	(411,546)	(107,794)	(199,764)	(3,190,129)	(3,386,614)
Adjustments to maintain reserves	4,525,146	5,245,249	223,933	244,153	46,461	45,372	1,125,472	1,231,696

Net equity transactions	(11,293,874)	(12,103,476)	(483,789)	(159,767)	(61,333)	234,010	(1,722,743)	(1,994,219)

Net change in contract owners’ equity	37,851,188	14,776,737	392,273	480,696	(34,531)	297,449	2,005,032	1,454,113
Contract owners’ equity at beginning of period	182,776,579	167,999,842	6,043,505	5,562,809	1,361,645	1,064,196	39,377,162	37,923,049

Contract owners’ equity at end of period	$220,627,767	182,776,579	6,435,778	6,043,505	1,327,114	1,361,645	41,382,194	39,377,162

CHANGE IN UNITS:
Beginning units	119,257	129,194	15,732	16,214	6,856	5,662	81,465	85,531
Units purchased	4,569	7,859	642	927	324	2,414	5,391	6,133
Units surrendered	(10,970)	(17,796)	(1,753)	(1,409)	(635)	(1,220)	(8,757)	(10,199)

Ending units	112,856	119,257	14,621	15,732	6,545	6,856	78,099	81,465

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	HIBF		MCIF		MSBF		NVAMV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$48,372	55,574	31,516	23,643	49,003	24,432	28,141	45,217
Realized gain (loss) on investments	(5,617)	(17,278)	85,479	(17,072)	2,768	(18,241)	78,576	(605,337)
Change in unrealized gain (loss) on investments	7,226	27,124	1,118,680	344,684	(7,373)	20,576	1,353,215	278,958
Reinvested capital gains	-	-	113,640	248,218	-	-	-	140,526

Net increase (decrease) in contract owners’ equity resulting from operations	49,981	65,420	1,349,315	599,473	44,398	26,767	1,459,932	(140,636)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	36,676	51,452	210,920	22,429	3,390	58,594	(16)	(9,222)
Transfers between funds	(3)	3	(8)	6	2	-	(10)	(79)
Surrenders (notes 2, 3, 4, 5 and 6)	(219,361)	(300,807)	(720,415)	(653,972)	(62,317)	(401,240)	(407,755)	(1,853,955)
Adjustments to maintain reserves	82,571	67,499	169,300	168,620	45,695	54,662	(1,005)	156,333

Net equity transactions	(100,117)	(181,853)	(340,203)	(462,917)	(13,230)	(287,984)	(408,786)	(1,706,923)

Net change in contract owners’ equity	(50,136)	(116,433)	1,009,112	136,556	31,168	(261,217)	1,051,146	(1,847,559)
Contract owners’ equity at beginning of period	1,266,149	1,382,582	5,790,798	5,654,242	991,439	1,252,656	4,482,847	6,330,406

Contract owners’ equity at end of period	$1,216,013	1,266,149	6,799,910	5,790,798	1,022,607	991,439	5,533,993	4,482,847

CHANGE IN UNITS:
Beginning units	4,144	4,810	8,810	9,596	4,682	6,126	12,443	17,607
Units purchased	303	358	673	656	352	550	109	829
Units surrendered	(720)	(1,024)	(955)	(1,442)	(400)	(1,994)	(1,063)	(5,993)

Ending units	3,727	4,144	8,528	8,810	4,634	4,682	11,489	12,443

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVAMVX		NVCBD1		NVCCA1		NVCCN1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$29,465	34,773	4,514	6,784	(273)	116	(228)	(40)
Realized gain (loss) on investments	223,178	3,246	686	2,261	569	(205)	334	59
Change in unrealized gain (loss) on investments	1,107,734	492,393	(20,780)	9,563	7,648	3,503	816	524
Reinvested capital gains	-	-	9,505	768	-	1,863	18	20

Net increase (decrease) in contract owners’ equity resulting from operations	1,360,377	530,412	(6,075)	19,376	7,944	5,277	940	563

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	2,516,415	19,286	84,309	-	-	93,808	-
Transfers between funds	(7)	(9)	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(830,299)	1,020,847	(20,206)	(42,687)	(2,298)	(3,100)	(3,463)	(2,580)
Adjustments to maintain reserves	295,779	85,910	18,741	35,333	2,710	1,424	1,625	1,842

Net equity transactions	(534,527)	3,623,163	17,821	76,955	412	(1,676)	91,970	(738)

Net change in contract owners’ equity	825,850	4,153,575	11,746	96,331	8,356	3,601	92,910	(175)
Contract owners’ equity at beginning of period	4,153,575	-	344,057	247,726	53,107	49,506	8,452	8,627

Contract owners’ equity at end of period	$4,979,425	4,153,575	355,803	344,057	61,463	53,107	101,362	8,452

CHANGE IN UNITS:
Beginning units	31,708	-	2,164	1,657	271	280	55	60
Units purchased	2,197	32,405	282	806	19	10	605	13
Units surrendered	(3,739)	(697)	(168)	(299)	(17)	(19)	(24)	(18)

Ending units	30,166	31,708	2,278	2,164	273	271	636	55

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCMA1		NVCMC1		NVCMD1		NVCRA1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(806)	522	(22)	(5)	(1,850)	(233)	(3,243)	1,777
Realized gain (loss) on investments	1,435	(2,544)	67	(42)	2,512	(22,844)	10,225	(1,398)
Change in unrealized gain (loss) on investments	24,411	14,040	353	383	45,321	42,616	93,878	54,531
Reinvested capital gains	-	3,020	1	31	-	8,624	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,040	15,038	399	367	45,983	28,163	100,860	54,910

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1	-	-	-	3	-	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(22,985)	(29,129)	(548)	(521)	10,680	(200,845)	(23,895)	(4,756)
Adjustments to maintain reserves	20,903	19,366	539	511	47,116	45,091	39,486	6,839

Net equity transactions	(2,081)	(9,763)	(9)	(10)	57,799	(155,754)	15,591	2,083

Net change in contract owners’ equity	22,959	5,275	390	357	103,782	(127,591)	116,451	56,993
Contract owners’ equity at beginning of period	146,844	141,569	4,632	4,275	340,559	468,150	518,827	461,834

Contract owners’ equity at end of period	$169,803	146,844	5,022	4,632	444,341	340,559	635,278	518,827

CHANGE IN UNITS:
Beginning units	732	787	27	27	1,811	2,737	2,533	2,523
Units purchased	122	146	6	6	617	465	280	251
Units surrendered	(132)	(201)	(6)	(6)	(333)	(1,391)	(213)	(241)

Ending units	722	732	27	27	2,095	1,811	2,600	2,533

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCRB1		NVDBL2		NVDCA2		NVIE6
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(119)	(8)	(259)	(599)	(96)	(77)	4,698	683
Realized gain (loss) on investments	140	(186)	354	(5,211)	261	(32)	11,796	4,799
Change in unrealized gain (loss) on investments	2,391	1,757	2,829	7,618	1,327	766	15,170	9,341
Reinvested capital gains	-	290	443	3,567	262	809	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,412	1,853	3,367	5,375	1,754	1,466	31,664	14,823

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	24,768	-	-	14,276	3
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(148)	(799)	(2,953)	(89,751)	(2,684)	(1,123)	(35,542)	(26,851)
Adjustments to maintain reserves	1,910	1,834	2,492	2,421	2,040	397	9,230	8,910

Net equity transactions	1,762	1,035	(461)	(62,562)	(644)	(726)	(12,036)	(17,938)

Net change in contract owners’ equity	4,174	2,888	2,906	(57,187)	1,110	740	19,628	(3,115)
Contract owners’ equity at beginning of period	23,283	20,395	45,372	102,559	15,109	14,369	269,944	273,059

Contract owners’ equity at end of period	$27,457	23,283	48,278	45,372	16,219	15,109	289,572	269,944

CHANGE IN UNITS:
Beginning units	130	124	209	513	56	59	2,232	2,415
Units purchased	16	15	11	136	7	2	245	125
Units surrendered	(7)	(9)	(13)	(440)	(9)	(5)	(333)	(308)

Ending units	139	130	207	209	54	56	2,144	2,232

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVLCP1		NVMIG1		NVMIVX		NVMLG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$16,400	745	(6,052)	5,037	515,001	(23,419)	(46,337)	(35,109)
Realized gain (loss) on investments	(748)	404	5,896	(59,699)	424,182	21,127	(181,972)	(117,658)
Change in unrealized gain (loss) on investments	(16,751)	(211)	(88,630)	195,410	882,867	2,279,175	1,254,875	(917,301)
Reinvested capital gains	347	-	57,056	477,528	-	-	1,121,290	2,374,779

Net increase (decrease) in contract owners’ equity resulting from operations	(752)	938	(31,730)	618,276	1,822,050	2,276,883	2,147,856	1,304,711

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	476,905	28,343	106,214	45,409	172,466	11,800,208	34,710	43,187
Transfers between funds	495,657	-	(6)	-	(10,103)	4,589,028	(86)	10
Surrenders (notes 2, 3, 4, 5 and 6)	(26,924)	(5,182)	(52,754)	(422,093)	(2,082,987)	(184,236)	(683,682)	(599,246)
Adjustments to maintain reserves	1,923	932	41,720	65,583	790,551	149,661	156,378	162,166

Net equity transactions	947,561	24,093	95,174	(311,101)	(1,130,073)	16,354,661	(492,680)	(393,883)

Net change in contract owners’ equity	946,809	25,031	63,444	307,175	691,977	18,631,544	1,655,176	910,828
Contract owners’ equity at beginning of period	30,416	5,385	1,629,951	1,322,776	18,631,544	-	5,617,941	4,707,113

Contract owners’ equity at end of period	$977,225	30,416	1,693,395	1,629,951	19,323,521	18,631,544	7,273,117	5,617,941

CHANGE IN UNITS:
Beginning units	177	34	8,483	10,318	105,694	-	16,583	17,861
Units purchased	4,846	175	1,085	854	9,531	108,886	569	893
Units surrendered	(188)	(32)	(593)	(2,689)	(15,243)	(3,192)	(1,675)	(2,171)

Ending units	4,835	177	8,975	8,483	99,982	105,694	15,477	16,583

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMMG1		NVMMV2		NVNMO1		NVNSR2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(441,773)	(419,996)	1,355	53,126	(66,614)	(33,464)	(988)	97
Realized gain (loss) on investments	453,544	734,849	(106,978)	(205,201)	549,841	405,573	4,748	1,285
Change in unrealized gain (loss) on investments	(14,897,276)	23,346,268	1,126,009	67,430	3,470,619	258,050	20,902	9,974
Reinvested capital gains	10,689,874	8,886,709	-	-	387,881	1,266,014	36,679	12,741

Net increase (decrease) in contract owners’ equity resulting from operations	(4,195,631)	32,547,830	1,020,386	(84,645)	4,341,727	1,896,173	61,341	24,097

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	296,316	250,262	14,340	2,377	129,259	53,941	81,608	-
Transfers between funds	(186,295)	(541,809)	8	18	(51,992)	(38,540)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(4,960,184)	(8,306,654)	(451,455)	(161,251)	(1,558,859)	(1,564,441)	(13,316)	(6,586)
Adjustments to maintain reserves	904,437	994,748	143,568	157,423	363,339	393,473	5,287	5,785

Net equity transactions	(3,945,726)	(7,603,453)	(293,539)	(1,433)	(1,118,253)	(1,155,567)	73,579	(801)

Net change in contract owners’ equity	(8,141,357)	24,944,377	726,847	(86,078)	3,223,474	740,606	134,920	23,296
Contract owners’ equity at beginning of period	84,163,853	59,219,476	4,483,155	4,569,233	17,320,700	16,580,094	216,006	192,710

Contract owners’ equity at end of period	$76,022,496	84,163,853	5,210,002	4,483,155	20,544,174	17,320,700	350,926	216,006

CHANGE IN UNITS:
Beginning units	130,524	149,392	18,663	18,667	50,119	54,132	823	826
Units purchased	6,976	5,944	760	1,953	2,298	2,999	283	29
Units surrendered	(12,467)	(24,812)	(1,808)	(1,957)	(5,084)	(7,012)	(46)	(32)

Ending units	125,033	130,524	17,615	18,663	47,333	50,119	1,060	823

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVOLG1		NVRE1		NVSTB2		NVTIV3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(247,766)	920,390	13,584	25,235	2,524	6,466	1,696	2,654
Realized gain (loss) on investments	241,285	(612,140)	104,534	(178,741)	1,056	(1,366)	24,777	(15,013)
Change in unrealized gain (loss) on investments	41,298,984	9,234,682	1,373,604	(175,751)	(12,893)	8,285	12,409	28,771
Reinvested capital gains	2,919,342	14,103,920	-	15,304	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	44,211,845	23,646,852	1,491,722	(313,953)	(9,313)	13,385	38,882	16,412

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	17,370,178	365,363	45,883	13,268	26,072	890	-	234,266
Transfers between funds	(188,154)	(632,579)	(18)	(25)	-	-	-	(13,163)
Surrenders (notes 2, 3, 4, 5 and 6)	(13,959,433)	(14,557,875)	(684,057)	(540,077)	(15,952)	2,339	(301,773)	(63,443)
Adjustments to maintain reserves	3,352,583	3,531,250	129,307	130,121	23,794	24,836	(349)	9,428

Net equity transactions	6,575,174	(11,293,841)	(508,885)	(396,713)	33,914	28,065	(302,122)	167,088

Net change in contract owners’ equity	50,787,019	12,353,011	982,837	(710,666)	24,601	41,450	(263,240)	183,500
Contract owners’ equity at beginning of period	153,533,044	141,180,033	3,413,944	4,124,610	725,431	683,981	416,365	232,865

Contract owners’ equity at end of period	$204,320,063	153,533,044	4,396,781	3,413,944	750,032	725,431	153,125	416,365

CHANGE IN UNITS:
Beginning units	227,718	245,073	18,481	20,964	6,159	5,927	1,153	1,107
Units purchased	30,479	11,391	934	1,790	936	933	3	244
Units surrendered	(20,593)	(28,745)	(3,075)	(4,273)	(640)	(701)	(332)	(198)

Ending units	237,604	227,718	16,340	18,481	6,455	6,159	824	1,153

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SAM4		SCF4		SCGF		SCVF4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(166,391)	(62,369)	(153,073)	(102,696)	(20,056)	(15,621)	(143,520)	(88,247)
Realized gain (loss) on investments	-	-	23,745	(91,378)	21,852	(38,566)	(443,741)	(238,169)
Change in unrealized gain (loss) on investments	-	-	5,530,362	2,983,759	23,727	594,667	5,942,744	920,124
Reinvested capital gains	-	-	229,986	662,134	235,659	294,877	-	75,248

Net increase (decrease) in contract owners’ equity resulting from operations	(166,391)	(62,369)	5,631,020	3,451,819	261,182	835,357	5,355,483	668,956

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,851,680	11,816,007	235,220	50,173	87,250	38,037	310,849	47,063
Transfers between funds	124,447	1,951,106	(41,756)	(38,904)	2	3	(12,162)	(181,467)
Surrenders (notes 2, 3, 4, 5 and 6)	(9,882,828)	(11,148,667)	(2,611,374)	(2,336,165)	(550,500)	(227,205)	(2,283,745)	(1,313,775)
Adjustments to maintain reserves	2,874,550	2,969,398	613,940	691,452	62,618	66,418	532,552	561,214

Net equity transactions	(2,032,151)	5,587,844	(1,803,970)	(1,633,444)	(400,630)	(122,747)	(1,452,506)	(886,965)

Net change in contract owners’ equity	(2,198,542)	5,525,475	3,827,050	1,818,375	(139,448)	712,610	3,902,977	(218,009)
Contract owners’ equity at beginning of period	25,736,856	20,211,381	19,414,011	17,595,636	2,870,563	2,157,953	17,534,857	17,752,866

Contract owners’ equity at end of period	$23,538,314	25,736,856	23,241,061	19,414,011	2,731,115	2,870,563	21,437,834	17,534,857

CHANGE IN UNITS:
Beginning units	115,976	92,961	31,702	35,473	4,674	4,934	37,279	38,578
Units purchased	45,425	84,712	2,038	3,061	328	245	2,213	4,425
Units surrendered	(53,764)	(61,697)	(4,322)	(6,832)	(886)	(505)	(4,885)	(5,724)

Ending units	107,637	115,976	29,418	31,702	4,116	4,674	34,607	37,279

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRF4		AMCG		AMMCGS		AMSRS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$311,179	811,596	(1,303)	(1,021)	(5,610)	(4,556)	(10,665)	(116)
Realized gain (loss) on investments	7,049,625	6,071,119	5,632	8,550	64,237	48,309	77,953	24,984
Change in unrealized gain (loss) on investments	14,148,145	(4,060,004)	(2,711)	42,915	(57,996)	154,033	742,214	462,257
Reinvested capital gains	6,742,385	9,307,937	22,988	8,240	91,948	34,843	85,722	145,993

Net increase (decrease) in contract owners’ equity resulting from operations	28,251,334	12,130,648	24,606	58,684	92,579	232,629	895,224	633,118

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	940,758	1,066,189	-	4,726	23,151	84,659	-	-
Transfers between funds	(47,852)	(210,103)	-	-	(2)	(113)	40	3
Surrenders (notes 2, 3, 4, 5 and 6)	(10,777,367)	(9,540,433)	(10,378)	(28,259)	(132,798)	(155,419)	(342,128)	(279,741)
Adjustments to maintain reserves	335,877	234,749	(1,697)	3,653	27,209	22,717	95,568	94,991

Net equity transactions	(9,548,584)	(8,449,598)	(12,075)	(19,880)	(82,440)	(48,156)	(246,520)	(184,747)

Net change in contract owners’ equity	18,702,750	3,681,050	12,531	38,804	10,139	184,473	648,704	448,371
Contract owners’ equity at beginning of period	138,135,708	134,454,658	201,868	163,064	793,613	609,140	4,062,662	3,614,291

Contract owners’ equity at end of period	$156,838,458	138,135,708	214,399	201,868	803,752	793,613	4,711,366	4,062,662

CHANGE IN UNITS:
Beginning units	43,665	46,873	40	48	3,216	3,291	2,203	2,295
Units purchased	2,055	2,878	1	1	324	507	68	96
Units surrendered	(6,355)	(6,086)	(6)	(9)	(679)	(582)	(273)	(188)

Ending units	39,365	43,665	35	40	2,861	3,216	1,998	2,203

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMTB		PMVFBA		PMVLDA		PMVTRA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$103,611	97,455	2,520	3,776	(492)	2,308	11,024	16,499
Realized gain (loss) on investments	(10,524)	(45,606)	(454)	(2,217)	4,003	114	(20,110)	4,467
Change in unrealized gain (loss) on investments	(87,899)	103,330	(6,137)	3,810	(6,446)	8,496	(59,006)	47,038
Reinvested capital gains	-	-	84	-	-	-	38,218	14,638

Net increase (decrease) in contract owners’ equity resulting from operations	5,188	155,179	(3,987)	5,369	(2,935)	10,918	(29,874)	82,642

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	355,505	378,339	-	-	-	66,423	53,249	537,973
Transfers between funds	45,579	(45,210)	-	-	1	-	(411,328)	40,611
Surrenders (notes 2, 3, 4, 5 and 6)	(774,041)	(852,052)	(8,037)	(43,783)	(310,498)	(136,832)	(1,002,416)	(122,544)
Adjustments to maintain reserves	263,513	285,401	5,908	3,508	13,704	28,531	14,208	32,047

Net equity transactions	(109,444)	(233,522)	(2,129)	(40,275)	(296,793)	(41,878)	(1,346,287)	488,087

Net change in contract owners’ equity	(104,256)	(78,343)	(6,116)	(34,906)	(299,728)	(30,960)	(1,376,161)	570,729
Contract owners’ equity at beginning of period	5,685,995	5,764,338	50,539	85,445	489,182	520,142	1,376,161	805,432

Contract owners’ equity at end of period	$5,581,739	5,685,995	44,423	50,539	189,454	489,182	-	1,376,161

CHANGE IN UNITS:
Beginning units	23,503	23,565	354	658	3,844	4,178	7,327	3,656
Units purchased	4,577	4,833	49	30	176	792	540	4,470
Units surrendered	(4,793)	(4,895)	(64)	(334)	(2,506)	(1,126)	(7,867)	(799)

Ending units	23,287	23,503	339	354	1,514	3,844	-	7,327

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PVEIB		PVGOB		PVTIGB		TRHS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,043	3,571	(4,354)	(3,073)	460	723	(24,779)	(23,936)
Realized gain (loss) on investments	11,360	(8,657)	22,892	13,285	1,594	(124)	217,659	246,509
Change in unrealized gain (loss) on investments	74,515	(13,003)	49,799	118,953	1,474	7,368	(17,488)	448,074
Reinvested capital gains	16,526	25,214	59,698	26,624	3,033	-	219,979	199,289

Net increase (decrease) in contract owners’ equity resulting from operations	104,444	7,125	128,035	155,789	6,561	7,967	395,371	869,936

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	7,320	295	6,953	24,621	-	-	128,334	106,565
Transfers between funds	(1)	-	-	-	-	-	(5)	(14)
Surrenders (notes 2, 3, 4, 5 and 6)	(73,555)	(53,859)	(34,940)	(38,343)	(8,559)	(6,393)	(657,444)	(1,038,880)
Adjustments to maintain reserves	19,336	23,152	15,356	20,005	1,299	187	53,149	118,864

Net equity transactions	(46,900)	(30,412)	(12,631)	6,283	(7,260)	(6,206)	(475,966)	(813,465)

Net change in contract owners’ equity	57,544	(23,287)	115,404	162,072	(699)	1,761	(80,595)	56,471
Contract owners’ equity at beginning of period	426,516	449,803	590,404	428,332	81,148	79,387	3,550,844	3,494,373

Contract owners’ equity at end of period	$484,060	426,516	705,808	590,404	80,449	81,148	3,470,249	3,550,844

CHANGE IN UNITS:
Beginning units	3,043	3,047	1,949	1,929	121	130	5,869	7,422
Units purchased	182	210	117	215	1	1	304	502
Units surrendered	(484)	(214)	(143)	(195)	(8)	(10)	(1,052)	(2,055)

Ending units	2,741	3,043	1,923	1,949	114	121	5,121	5,869

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VWBF		VWEM		VWHA		VVEI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$115,011	173,189	49,459	273,590	(11,345)	14,857	42,023	62,574
Realized gain (loss) on investments	(9,802)	(118,446)	468,902	270,898	(131,831)	(337,403)	74,837	83,513
Change in unrealized gain (loss) on investments	(227,519)	151,648	(3,346,471)	1,819,094	922,458	998,379	694,891	(181,422)
Reinvested capital gains	-	-	440,514	542,900	-	-	75,241	118,382

Net increase (decrease) in contract owners’ equity resulting from operations	(122,310)	206,391	(2,387,596)	2,906,482	779,282	675,833	886,992	83,047

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	16,402	24,065	294,914	65,267	134,950	82,048	530	(125,934)
Transfers between funds	26,254	2,523	24,225	(125,262)	(24,345)	14,719	1	-
Surrenders (notes 2, 3, 4, 5 and 6)	(238,953)	(450,760)	(1,268,042)	(1,920,482)	(565,287)	(495,259)	(332,256)	(121,702)
Adjustments to maintain reserves	113,750	106,481	469,175	442,817	(74,831)	128,016	139,241	134,146

Net equity transactions	(82,547)	(317,691)	(479,728)	(1,537,660)	(529,513)	(270,476)	(192,484)	(113,490)

Net change in contract owners’ equity	(204,857)	(111,300)	(2,867,324)	1,368,822	249,769	405,357	694,508	(30,443)
Contract owners’ equity at beginning of period	2,730,299	2,841,599	20,349,004	18,980,182	4,364,558	3,959,201	3,737,432	3,767,875

Contract owners’ equity at end of period	$2,525,442	2,730,299	17,481,680	20,349,004	4,614,327	4,364,558	4,431,940	3,737,432

CHANGE IN UNITS:
Beginning units	6,545	7,261	29,028	31,302	8,844	9,241	8,953	9,231
Units purchased	693	700	3,232	1,822	930	1,322	339	413
Units surrendered	(931)	(1,416)	(2,997)	(4,096)	(1,718)	(1,719)	(740)	(691)

Ending units	6,307	6,545	29,263	29,028	8,056	8,844	8,552	8,953

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVHGB		VVHYB		VVMCI		SVDF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$18,288	24,633	63,799	79,640	12,465	32,938	(6,396)	(5,020)
Realized gain (loss) on investments	(502)	3,404	6,399	(404)	249,560	245,135	55,556	14,466
Change in unrealized gain (loss) on investments	(77,248)	70,532	(16,153)	625	911,272	516,365	(182,419)	352,436
Reinvested capital gains	13,934	-	-	-	551,604	349,955	79,288	71,878

Net increase (decrease) in contract owners’ equity resulting from operations	(45,528)	98,569	54,045	79,861	1,724,901	1,144,393	(53,971)	433,760

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	3	2,756	929	(62,398)	-	3,877
Transfers between funds	-	2	-	(1)	(10)	(1)	7	-
Surrenders (notes 2, 3, 4, 5 and 6)	65,598	(9,617)	46,575	7,049	(525,258)	(366,656)	(119,886)	(100,125)
Adjustments to maintain reserves	85,049	87,813	93,487	89,008	238,814	235,241	10,379	25,324

Net equity transactions	150,647	78,198	140,065	98,812	(285,525)	(193,814)	(109,500)	(70,924)

Net change in contract owners’ equity	105,119	176,767	194,110	178,673	1,439,376	950,579	(163,471)	362,836
Contract owners’ equity at beginning of period	1,743,630	1,566,863	1,956,407	1,777,734	7,541,612	6,591,033	1,118,146	755,310

Contract owners’ equity at end of period	$1,848,749	1,743,630	2,150,517	1,956,407	8,980,988	7,541,612	954,675	1,118,146

CHANGE IN UNITS:
Beginning units	9,696	9,285	7,265	6,910	12,785	13,068	276	301
Units purchased	1,676	1,776	962	974	397	718	8	13
Units surrendered	(812)	(1,365)	(451)	(619)	(822)	(1,001)	(34)	(38)

Ending units	10,560	9,696	7,776	7,265	12,360	12,785	250	276

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SVOF		WFVSCG		AVBVI		IVKMG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,318)	(589)	(2,060)	(1,141)	2,015	(21)	-	(5,612)
Realized gain (loss) on investments	9,439	(2,353)	3,353	(1,759)	46,125	(2,436)	-	(537,688)
Change in unrealized gain (loss) on investments	57,963	40,505	(13,761)	73,766	12,330	5,051	-	(256,617)
Reinvested capital gains	20,045	23,620	30,174	8,458	8,938	11,004	-	663,660

Net increase (decrease) in contract owners’ equity resulting from operations	85,129	61,183	17,706	79,324	69,408	13,598	-	(136,257)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(77)	(124)	5,411	55,603	-	-	-	4,474
Transfers between funds	(2)	1	-	-	-	-	-	2
Surrenders (notes 2, 3, 4, 5 and 6)	(39,381)	(32,723)	(22,365)	(15,498)	(354,518)	(18,572)	-	(2,251,935)
Adjustments to maintain reserves	9,376	4,059	6,224	5,891	(143)	5,018	-	12,444

Net equity transactions	(30,084)	(28,787)	(10,730)	45,996	(354,661)	(13,554)	-	(2,235,015)

Net change in contract owners’ equity	55,045	32,396	6,976	125,320	(285,253)	44	-	(2,371,272)
Contract owners’ equity at beginning of period	362,352	329,956	254,916	129,596	285,253	285,209	-	2,371,272

Contract owners’ equity at end of period	$417,397	362,352	261,892	254,916	-	285,253	-	-

CHANGE IN UNITS:
Beginning units	210	236	417	332	104	109	-	10,610
Units purchased	7	16	22	121	-	2	-	99
Units surrendered	(30)	(42)	(38)	(36)	(104)	(7)	-	(10,709)

Ending units	187	210	401	417	-	104	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FCP		GVDIVI		GVDIV4		NVMLV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	969,334	-	427,774	-	24,819
Realized gain (loss) on investments	-	-	-	(6,290,259)	-	(2,488,369)	-	(2,112,125)
Change in unrealized gain (loss) on investments	-	-	-	3,460,928	-	1,211,860	-	764,938
Reinvested capital gains	-	-	-	-	-	-	-	981,249

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	(1,859,997)	-	(848,735)	-	(341,119)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	37,096	-	(62)	-	13,560
Transfers between funds	-	3	-	(2,756,752)	-	(1,741,633)	-	(39)
Surrenders (notes 2, 3, 4, 5 and 6)	-	(2)	-	(9,066,122)	-	(3,424,139)	-	(2,873,689)
Adjustments to maintain reserves	-	(1)	-	548,952	-	63,043	-	72,209

Net equity transactions	-	-	-	(11,236,826)	-	(5,102,791)	-	(2,787,959)

Net change in contract owners’ equity	-	-	-	(13,096,823)	-	(5,951,526)	-	(3,129,078)
Contract owners’ equity at beginning of period	-	-	-	13,096,823	-	5,951,526	-	3,129,078

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	-	-	97,078	-	7,402	-	12,773
Units purchased	-	-	-	11,515	-	166	-	607
Units surrendered	-	-	-	(108,593)	-	(7,568)	-	(13,380)

Ending units	-	-	-	-	-	-	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VLI Separate Account 1 (the Separate Account) was established by Nationwide Life Insurance Company of America (NLICA) (the Company) under the provisions of the Pennsylvania Insurance Law. On December 31, 2009, NLICA merged with Nationwide Life Insurance Company (NLIC or the Company) with NLIC as the surviving entity. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Nationwide NVIT Nationwide Fund Class IV, Nationwide NVIT Money Market Fund Class IV, Nationwide NVIT Government Bond Fund Class IV and J.P. Morgan NVIT Balanced Fund Class IV subaccounts are the only subaccounts available with single premium and scheduled premium policies.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2021, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)	4/30/2021
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	5/4/2020

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)	Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)	4/30/2021
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV (GVDIV4)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
OVAG	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	5/1/2021
OVGI	Invesco - Invesco V.I. Main Street Fund: Series I	Invesco Oppenheimer V.I. Main Street Fund: Series I	5/1/2021
OVGS	Invesco - Invesco V.I. Global Fund: Series I	Invesco Oppenheimer V.I. Global Fund: Series I	5/1/2021
OVSB	Invesco - Invesco V.I. Global Strategic Income Fund: Series I	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	5/1/2021
OVSC	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	5/1/2021
WRASP	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	Ivy Variable Insurance Portfolios - Asset Strategy: Class II	7/1/2021

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

EIF4	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV	5/1/2021
GVAAA2	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	5/1/2021
GVABD2	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	5/1/2021
GVAGG2	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II	5/1/2021
GVAGI2	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II	5/1/2021
GVAGR2	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	5/1/2021
HIBF	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	5/1/2021
MSBF	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I	5/1/2021
NVAMV1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	8/31/2021
NVAMVX	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	8/31/2021
NVLCP1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I	9/7/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVNMO1	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	5/1/2021
NVNSR1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	8/31/2021
NVNSR2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	8/31/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021
PVEIB	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB	5/1/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust - Global Hard Assets Fund: Initial Class	5/1/2021
SVDF	Allspring Variable Trust - VT Discovery Fund: Class 2	Wells Fargo Variable Trust - VT Discovery Fund: Class 2	10/11/2021
SVOF	Allspring Variable Trust - VT Opportunity Fund: Class 2	Wells Fargo Variable Trust - VT Opportunity Fund: Class 2	10/11/2021
WFVSCG	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Insurance Charge - Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Annual rate of to 0.60% - 1.00% of the average daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	3.00% - 10.00% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	0.00% - 4.00% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $458.71 per $1,000 of a policy’s net amount at risk
Specified Amount/Underwriting and Distribution Charge- assessed through a surrender of units	$50.00 plus $3.00 per $1,000 of Face Amount increase.
Administrative Charge - assessed through a surrender of units	$3.25 per month - $17.50 plus $0.015 per $1,000 of face amount
Surrender Charge - assessed through a surrender of units	The lesser of: (1) 9% - 35% of all premiums to date or, (2) during Policy Years 1-11, 9% - 70% of the Target Premium of the Initial Face Amount. Plus deferred administrative charge in years 1-11 of $3.00 to $5.00 - $1,000 of face amount.
Policy Loan Interest Charge	Of an outstanding policy loan, 6.00% - 8.00% or a variable rate equal to the greater of 5.50% or the Moody’s Corp. Bond Yield Avg. - Monthly Avg. Corporates.
Other Withdrawal/Surrender Fees	$25.00 per withdrawal
Transfer Fee - assessed upon transfer	$25.00 per request
Total Annual Portfolio Operating Expense	0.16% - 2.46% of portfolio assets
First Year Policy Charge	$5.00 on Policy Date
Premium Processing Charge	$1.00 from each premium payment
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.52 per $1,000 of the rider’s specified amount
Long-Term Care Acceleration Benefit Rider Charge	$0.02 - $3.24 per $1,000 of net amount at risk per month
Long-Term Care Waiver Benefit Rider Charge	$0.01 - $3.47 per $1,000 of net amount at risk per month
Accidental Death Benefit Rider Charge	Annual rate of $0.86 - $3.89 per $1,000 of rider coverage amount
Disability Waiver Benefit Rider Charge	$0.01 - $1.76 per $1,000 net amount at risk per month
Disability Waiver of Premium Benefit Rider Charge	2% - 23.20% of the monthly benefit amount per month
Additional Insurance Benefit Rider Charge	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Accelerated Death Benefit Rider Charge	$250 at the time the rider is invoked
Long-Term Care Extended Insurance Benefit Rider	$0.01 - $8.72 per $1,000 of net amount at risk per month
Convertible Term Life Insurance Rider	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Four Year Survivorship Term Life Insurance Rider	$0.03 - $2.75 per $1,000 of Rider coverage amount per month
Guaranteed Minimum Death Benefit Rider	$0.01 per $1,000 of face amount per month
Survival Additional Insurance Benefit Rider	$0.00 - $93.08 per $1,000 of rider coverage amount per month

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the years ended December 31, 2021 and 2020, total front-end sales charge deductions were $1,616,791 and $1,692,030, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Mortality and Expense Risk Charges

In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by the Company. The charge is deducted at an annual rate of 0.65% to 0.95% of the average daily net assets of the Separate Account. These charges are assessed through the daily unit value calculation. For NLACA Options Elite policies, this charge is referred to as the Insurance Charge.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $39,951,676 and $42,900,532, respectively, and total transfers from the Separate Account to the fixed account were $38,537,451 and $43,953,159, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$1,619,789,178	$-	$-	$1,619,789,178

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$399,800	$378,922
ALVSVA	561,211	351,146
AASCO	13,787,896	3,360,117
ACVI	5,221	12,303
ACVIG	449,206	337,015
ACVIP2	240,537	148,347
ACVMV1	224,257	379,895
ACVU1	25,311	17,428
MLVGA2	340,484	86,640
DCAP	441,346	4,492,186
DSC	136,979	609,854
DSIF	1,266,401	1,925,944
DVSCS	1,099,810	1,295,704
FQB	381,781	225,035
FVU2	4,900	5,310
FAMP	1,282,112	2,471,398
FEIP	13,281,389	7,944,471
FEIS	1,166,197	581,848
FF10S	12,801	12,550
FF20S	296,158	436,239
FF30S	759,739	943,890
FGP	49,332,678	16,699,946
FGS	1,572,404	476,923
FHIP	829,937	787,378
FIGBP	2,631,370	2,257,783
FIGBS	243,190	96,039
FMCS	1,984,246	831,275
FNRS2	107,385	187,649
FOP	3,611,603	2,825,751
FOS	538,132	217,130
FVSS	803,716	554,587
FTVDM2	90,658	106,603
FTVFA2	6,557	5,199
FTVGI2	50,424	237,349
FTVRDI	574,170	9,928,941
FTVSVI	656,385	673,187
TIF	28,413	94,977
ACEG	185,839	57,393
MSVMV	358,386	5,348
OVAG	602,528	126,950
OVGI	291,515	4,126,890
OVGS	1,269,495	1,380,017
OVSB	99,773	60,964
OVSC	173,377	110,256
WRASP	30,331	10,410

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

JABS	184,554	362,366
JACAS	1,521,091	514,641
JAGTS	877,116	1,105,783
JAIGS	1,029,158	463,927
MV2IGI	522,533	242,526
MVFIC	316,538	285,620
MVIVSC	232,971	299,909
MSEM	4,822	8,725
MSVFI	948,694	327,012
MSVRE	14,784	175,076
EIF4	724,514	2,046,078
GBF	83,773	34,783
GBF4	980,590	979,416
GEM	348,647	318,932
GIG	42,199	34,359
GVAAA2	116,960	82,093
GVABD2	35,383	140,446
GVAGG2	117,795	83,222
GVAGI2	56,305	30,309
GVAGR2	83,415	68,420
GVDMA	1,084,606	1,966,535
GVDMC	139,379	291,356
GVEX4	7,560,785	14,487,538
GVIDA	246,543	662,848
GVIDC	52,179	111,530
GVIDM	1,438,556	2,873,784
HIBF	166,637	216,985
MCIF	520,592	717,510
MSBF	107,142	71,117
NVAMV1	80,409	458,919
NVAMVX	233,116	737,475
NVCBD1	51,818	20,013
NVCCA1	3,956	3,848
NVCCN1	95,568	3,693
NVCMA1	17,614	20,673
NVCMC1	793	848
NVCMD1	102,389	46,329
NVCRA1	60,318	47,895
NVCRB1	3,278	1,503
NVDBL2	2,972	3,255
NVDCA2	2,057	2,706
NVIE6	33,073	40,389
NVLCP1	1,008,499	43,668
NVMIG1	247,030	100,856
NVMIVX	1,335,768	1,940,528
NVMLG1	1,253,467	671,269
NVMMG1	12,459,104	6,172,181
NVMMV2	119,332	411,467
NVNMO1	744,264	1,540,647
NVNSR2	123,376	13,890
NVOLG1	21,936,486	12,691,090
NVRE1	146,038	641,520
NVSTB2	103,866	67,382
NVTIV3	3,797	303,874
SAM4	6,312,801	8,508,763
SCF4	612,411	2,339,355
SCGF	379,454	565,053
SCVF4	496,604	2,094,563
TRF4	8,618,855	11,117,143

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

AMCG	24,556	11,522
AMMCGS	150,376	147,227
AMSRS	157,464	328,939
AMTB	884,217	888,774
PMVFBA	9,437	8,967
PMVLDA	20,354	317,542
PMVTRA	212,869	1,510,263
PVEIB	46,852	74,659
PVGOB	91,147	47,244
PVTIGB	5,664	9,262
TRHS2	377,597	658,261
VWBF	278,530	246,857
VWEM	1,757,256	1,748,110
VWHA	453,134	992,657
VVEI	235,508	310,696
VVHGB	293,698	110,832
VVHYB	296,093	92,119
VVMCI	749,894	471,241
SVDF	108,798	143,310
SVOF	32,097	41,742
WFVSCG	40,939	23,559
AVBVI	11,794	355,137

	$184,621,096	$156,027,748

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2021	0.60%	to	0.75%	5,522	$4,981.52	to	$484.40	$2,915,095	0.84%	27.39%	to	27.20%
2020	0.60%	to	0.75%	5,266	3,910.44	to	380.82	2,271,479	1.57%	2.11%	to	1.95%
2019	0.60%	to	0.75%	5,753	3,829.76	to	373.52	2,495,605	1.25%	23.17%	to	22.99%
2018	0.60%	to	0.75%	5,954	3,109.25	to	303.70	2,170,761	1.01%	-6.18%	to	-6.32%
2017	0.60%	to	0.75%	6,320	3,313.90	to	324.18	2,539,946	1.50%	18.22%	to	18.04%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2021	0.60%	to	0.75%	4,026	6,727.48	to	654.17	3,033,102	0.80%	35.13%	to	34.93%
2020	0.60%	to	0.75%	3,612	4,978.34	to	484.81	2,083,755	1.03%	2.75%	to	2.60%
2019	0.60%	to	0.75%	4,259	4,845.07	to	472.54	2,420,327	0.60%	19.38%	to	19.20%
2018	0.60%	to	0.75%	4,642	4,058.59	to	396.43	2,256,054	0.47%	-15.54%	to	-15.67%
2017	0.60%	to	0.75%	5,622	4,805.35	to	470.08	3,198,020	0.45%	12.47%	to	12.30%
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2021	0.60%	to	0.75%	46,872	5,938.17	to	571.38	36,914,755	0.00%	-6.62%	to	-6.76%
2020	0.60%	to	0.75%	47,677	6,359.31	to	612.83	40,651,509	1.07%	66.15%	to	65.90%
2019	0.60%	to	0.75%	54,592	3,827.39	to	369.39	27,579,903	0.00%	28.56%	to	28.37%
2018	0.60%	to	0.75%	58,535	2,977.06	to	287.75	22,890,667	0.00%	0.83%	to	0.67%
2017	0.60%	to	0.75%	63,355	2,952.68	to	285.83	24,641,122	0.00%	27.96%	to	27.77%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2021	0.60%			46	3,326.41			153,015	0.16%	8.10%
2020	0.60%			49	3,077.18			150,782	0.48%	25.13%
2019	0.60%			51	2,459.25			125,421	1.08%	27.65%
2018	0.60%			90	1,926.52			173,387	1.67%	-15.73%
2017	0.60%	to	0.75%	167	2,286.15	to	223.30	311,649	0.78%	30.42%	to	30.23%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2021	0.60%	to	0.75%	4,981	5,071.86	to	482.46	2,476,056	1.07%	22.91%	to	22.73%
2020	0.60%	to	0.75%	5,503	4,126.44	to	393.12	2,240,731	1.94%	11.14%	to	10.97%
2019	0.60%	to	0.75%	6,046	3,712.84	to	354.25	2,231,358	2.09%	23.21%	to	23.02%
2018	0.60%	to	0.75%	6,292	3,013.48	to	287.95	1,952,843	1.96%	-7.43%	to	-7.57%
2017	0.60%	to	0.75%	6,491	3,255.26	to	311.52	2,188,562	2.38%	19.77%	to	19.59%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2021	0.60%	to	0.75%	9,318	1,855.72	to	180.43	1,904,100	3.15%	5.63%	to	5.47%
2020	0.60%	to	0.75%	9,069	1,756.76	to	171.07	1,757,573	1.44%	8.90%	to	8.74%
2019	0.60%	to	0.75%	6,743	1,613.20	to	157.32	1,255,604	2.28%	8.25%	to	8.09%
2018	0.60%	to	0.75%	6,835	1,490.24	to	145.55	1,141,890	2.82%	-3.40%	to	-3.55%
2017	0.60%	to	0.75%	7,502	1,542.75	to	150.91	1,300,950	2.58%	3.05%	to	2.90%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2021	0.65%	to	0.75%	3,782	465.09	to	457.41	1,746,233	1.12%	22.41%	to	22.28%
2020	0.65%	to	0.75%	4,118	379.96	to	374.05	1,554,830	1.80%	0.55%	to	0.45%
2019	0.65%	to	0.75%	4,159	377.86	to	372.36	1,562,103	2.07%	28.31%	to	28.19%
2018	0.65%	to	0.75%	4,269	294.48	to	290.49	1,250,208	1.41%	-13.40%	to	-13.49%
2017	0.65%	to	0.75%	5,124	340.06	to	335.79	1,733,485	1.57%	10.97%	to	10.86%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2021	0.60%			56	6,946.97			389,030	0.00%	22.42%
2020	0.60%			58	5,674.54			329,124	0.00%	48.96%
2019	0.60%			61	3,809.49			232,379	0.00%	33.77%
2018	0.60%			40	2,847.70			113,908	0.26%	0.15%
2017	0.60%			37	2,843.37			105,205	0.37%	31.44%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2021	0.75%			6,658	248.15			1,652,176	0.78%	5.75%
2020	0.75%			6,559	234.65			1,539,058	1.13%	19.90%
2019	0.75%			7,422	195.70			1,452,481	1.16%	16.95%
2018	0.75%			7,792	167.33			1,303,862	0.81%	-8.21%
2017	0.75%			7,987	182.31			1,456,096	1.17%	12.90%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.60%	to	0.75%	8,263	4,176.85	to	406.15	3,540,902	0.79%	22.95%	to	22.77%
2019	0.60%	to	0.75%	8,647	3,397.21	to	330.84	3,026,194	1.17%	35.28%	to	35.08%
2018	0.60%	to	0.75%	9,743	2,511.19	to	244.92	2,533,568	1.27%	-7.41%	to	-7.55%
2017	0.60%	to	0.75%	10,625	2,712.23	to	264.93	3,062,316	1.34%	26.57%	to	26.38%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2021	0.60%	to	0.75%	1,293	3,980.00	to	387.01	529,418	0.14%	15.76%	to	15.59%
2020	0.60%	to	0.75%	1,576	3,438.01	to	334.81	879,777	0.64%	19.18%	to	19.00%
2019	0.60%	to	0.75%	1,645	2,884.84	to	281.36	966,308	0.00%	21.05%	to	20.87%
2018	0.60%	to	0.75%	1,707	2,383.18	to	232.78	804,549	0.00%	-19.56%	to	-19.69%
2017	0.60%	to	0.75%	1,762	2,962.82	to	289.84	1,014,251	0.00%	23.94%	to	23.75%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2021	0.60%	to	0.75%	23,974	6,465.77	to	628.72	15,622,396	1.14%	27.64%	to	27.45%
2020	0.60%	to	0.75%	25,534	5,065.48	to	493.30	13,427,141	1.58%	17.30%	to	17.13%
2019	0.60%	to	0.75%	27,522	4,318.32	to	421.17	12,370,434	1.74%	30.40%	to	30.20%
2018	0.60%	to	0.75%	29,094	3,311.62	to	323.47	10,056,803	1.69%	-5.21%	to	-5.35%
2017	0.60%	to	0.75%	30,250	3,493.60	to	341.76	11,100,606	1.72%	20.81%	to	20.63%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2021	0.60%	to	0.75%	21,588	7,202.37	to	694.50	15,997,325	0.67%	25.39%	to	25.20%
2020	0.60%	to	0.75%	22,652	5,744.02	to	554.71	13,095,452	1.07%	9.98%	to	9.81%
2019	0.60%	to	0.75%	23,055	5,223.01	to	505.15	12,222,715	0.88%	21.48%	to	21.30%
2018	0.60%	to	0.75%	24,169	4,299.43	to	416.45	10,672,072	0.82%	-9.52%	to	-9.66%
2017	0.60%	to	0.75%	24,485	4,751.94	to	460.98	12,024,777	0.67%	11.73%	to	11.57%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2021	0.60%	to	0.75%	11,358	1,868.41	to	187.93	2,335,620	2.48%	-1.99%	to	-2.13%
2020	0.60%	to	0.75%	10,830	1,906.25	to	192.02	2,284,668	2.85%	7.47%	to	7.31%
2019	0.60%	to	0.75%	12,496	1,773.72	to	178.94	2,482,082	2.75%	8.79%	to	8.63%
2018	0.60%	to	0.75%	11,711	1,630.43	to	164.73	2,165,328	3.04%	-1.19%	to	-1.34%
2017	0.60%	to	0.75%	11,806	1,650.07	to	166.97	2,245,614	3.22%	3.41%	to	3.26%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2021	0.65%	to	0.75%	536	128.14	to	127.71	68,370	1.78%	17.74%	to	17.63%
2020	0.65%	to	0.75%	545	108.83	to	108.58	59,092	2.62%	0.28%	to	0.18%
2019	0.65%	to	0.75%	569	108.53	to	108.38	61,795	2.14%	19.45%	to	19.33%
2018	0.60%	to	0.75%	598	908.78	to	90.83	59,227	0.00%	-9.12%	to	-9.17%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2021	0.60%	to	0.75%	31,466	5,711.04	to	547.27	28,289,649	1.60%	9.26%	to	9.10%
2020	0.60%	to	0.75%	33,792	5,226.92	to	501.63	27,442,670	1.48%	14.18%	to	14.01%
2019	0.60%	to	0.75%	37,478	4,577.66	to	439.98	26,357,302	1.78%	17.54%	to	17.37%
2018	0.60%	to	0.75%	40,223	3,894.50	to	374.88	23,994,310	1.67%	-5.92%	to	-6.06%
2017	0.60%	to	0.75%	43,461	4,139.53	to	399.07	28,054,538	1.86%	13.42%	to	13.25%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2021	0.60%	to	0.75%	66,855	10,090.96	to	966.98	97,473,979	1.90%	24.15%	to	23.96%
2020	0.60%	to	0.75%	72,098	8,128.26	to	780.07	83,933,761	1.81%	6.06%	to	5.90%
2019	0.60%	to	0.75%	76,936	7,664.11	to	736.63	84,780,744	2.00%	26.68%	to	26.49%
2018	0.60%	to	0.75%	84,012	6,049.94	to	582.36	73,168,957	2.25%	-8.84%	to	-8.98%
2017	0.60%	to	0.75%	93,264	6,636.89	to	639.82	88,853,407	1.68%	12.22%	to	12.05%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2021	0.75%			19,319	432.30			8,351,574	1.81%	23.90%
2020	0.75%			20,295	348.92			7,081,389	1.75%	5.75%
2019	0.75%			20,212	329.95			6,668,989	1.95%	26.37%
2018	0.75%			21,337	261.09			5,570,945	2.21%	-9.09%
2017	0.75%			21,926	287.19			6,297,029	1.63%	11.96%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2021	0.65%	to	0.75%	207	250.67	to	246.53	51,531	0.94%	5.11%	to	5.00%
2020	0.65%	to	0.75%	214	238.49	to	234.79	50,295	1.02%	11.66%	to	11.55%
2019	0.65%	to	0.75%	282	213.58	to	210.47	59,848	1.27%	15.25%	to	15.13%
2018	0.65%	to	0.75%	534	185.32	to	182.81	98,710	1.49%	-4.73%	to	-4.82%
2017	0.65%	to	0.75%	618	194.52	to	192.08	120,016	1.41%	12.26%	to	12.15%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2021	0.65%	to	0.75%	7,515	289.32	to	284.54	2,157,023	0.96%	8.76%	to	8.65%
2020	0.65%	to	0.75%	8,481	266.02	to	261.89	2,237,572	1.16%	14.17%	to	14.06%
2019	0.65%	to	0.75%	9,622	233.00	to	229.61	2,224,538	2.02%	19.23%	to	19.11%
2018	0.65%	to	0.75%	9,849	195.42	to	192.77	1,910,183	1.42%	-6.59%	to	-6.68%
2017	0.65%	to	0.75%	10,368	209.21	to	206.58	2,154,471	1.50%	15.72%	to	15.60%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2021	0.65%	to	0.75%	15,228	332.91	to	327.41	5,004,101	0.94%	11.51%	to	11.40%
2020	0.65%	to	0.75%	16,444	298.53	to	293.89	4,848,802	1.26%	16.00%	to	15.88%
2019	0.65%	to	0.75%	15,232	257.36	to	253.61	3,875,647	1.96%	23.57%	to	23.44%
2018	0.65%	to	0.75%	14,952	208.27	to	205.44	3,081,896	1.52%	-8.48%	to	-8.58%
2017	0.65%	to	0.75%	12,174	227.58	to	224.72	2,742,605	1.41%	20.04%	to	19.92%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2021	0.60%	to	0.75%	96,553	17,049.30	to	1,633.78	242,706,019	0.00%	22.48%	to	22.29%
2020	0.60%	to	0.75%	102,405	13,920.31	to	1,335.94	209,888,641	0.07%	43.03%	to	42.82%
2019	0.60%	to	0.75%	113,469	9,732.27	to	935.41	161,871,791	0.26%	33.51%	to	33.31%
2018	0.60%	to	0.75%	123,693	7,289.53	to	701.68	131,386,387	0.25%	-0.77%	to	-0.92%
2017	0.60%	to	0.75%	135,858	7,346.01	to	708.18	144,510,673	0.22%	34.33%	to	34.13%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2021	0.75%			9,346	810.17			7,571,856	0.00%	22.16%
2020	0.75%			9,779	663.19			6,485,333	0.06%	42.68%
2019	0.75%			10,588	464.82			4,921,542	0.17%	33.18%
2018	0.75%			11,226	349.01			3,918,020	0.15%	-1.02%
2017	0.75%			11,823	352.63			4,169,092	0.13%	34.00%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2021	0.60%	to	0.75%	17,210	3,739.94	to	347.68	9,071,314	5.30%	3.79%	to	3.63%
2020	0.60%	to	0.75%	17,996	3,603.49	to	335.50	9,116,626	4.96%	2.13%	to	1.98%
2019	0.60%	to	0.75%	19,581	3,528.28	to	328.99	9,697,664	5.19%	14.42%	to	14.25%
2018	0.60%	to	0.75%	20,733	3,083.70	to	287.97	8,906,708	5.38%	-3.87%	to	-4.01%
2017	0.60%	to	0.75%	22,713	3,207.74	to	300.00	10,019,538	4.86%	6.30%	to	6.14%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2021	0.60%	to	0.75%	46,044	3,598.33	to	345.21	21,287,056	2.02%	-1.20%	to	-1.35%
2020	0.60%	to	0.75%	46,547	3,642.06	to	349.93	22,046,638	2.19%	8.74%	to	8.58%
2019	0.60%	to	0.75%	50,062	3,349.33	to	322.29	21,608,352	2.69%	9.01%	to	8.85%
2018	0.60%	to	0.75%	50,560	3,072.49	to	296.09	20,365,860	2.40%	-1.13%	to	-1.28%
2017	0.60%	to	0.75%	57,432	3,107.57	to	299.92	22,951,960	2.37%	3.59%	to	3.44%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2021	0.75%			9,651	192.06			1,853,541	1.96%	-1.47%
2020	0.75%			9,249	194.91			1,802,751	2.15%	8.44%
2019	0.75%			9,256	179.74			1,663,719	2.61%	8.76%
2018	0.75%			9,436	165.26			1,559,434	2.39%	-1.38%
2017	0.75%			10,077	167.57			1,688,650	2.33%	3.38%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2021	0.60%	to	0.75%	12,288	8,102.67	to	787.89	11,654,714	0.51%	24.75%	to	24.57%
2020	0.60%	to	0.75%	13,003	6,494.87	to	632.50	9,878,123	0.55%	17.33%	to	17.16%
2019	0.60%	to	0.75%	15,100	5,535.42	to	539.87	9,750,726	0.79%	22.61%	to	22.43%
2018	0.60%	to	0.75%	16,689	4,514.65	to	440.98	8,831,941	0.56%	-15.15%	to	-15.28%
2017	0.60%	to	0.75%	17,777	5,320.92	to	520.52	11,238,103	0.60%	19.98%	to	19.80%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2021	0.65%	to	0.75%	5,039	156.84	to	154.24	782,162	2.27%	53.83%	to	53.67%
2020	0.65%	to	0.75%	5,724	101.96	to	100.37	577,521	2.56%	-33.32%	to	-33.38%
2019	0.65%	to	0.75%	5,283	152.89	to	150.67	800,071	1.71%	9.11%	to	9.00%
2018	0.65%	to	0.75%	6,426	140.13	to	138.22	892,516	0.68%	-25.26%	to	-25.33%
2017	0.65%	to	0.75%	7,474	187.48	to	185.12	1,389,262	1.39%	-3.40%	to	-3.50%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2021	0.60%	to	0.75%	57,517	4,627.62	to	443.95	36,802,700	0.52%	18.98%	to	18.80%
2020	0.60%	to	0.75%	60,305	3,889.31	to	373.68	32,545,019	0.44%	14.92%	to	14.75%
2019	0.60%	to	0.75%	65,416	3,384.28	to	325.65	30,651,962	1.73%	27.00%	to	26.81%
2018	0.60%	to	0.75%	70,029	2,664.76	to	256.80	25,722,021	1.55%	-15.32%	to	-15.45%
2017	0.60%	to	0.75%	72,541	3,146.86	to	303.71	31,770,289	1.41%	29.51%	to	29.31%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2021	0.75%			12,614	414.49			5,228,317	0.45%	18.68%
2020	0.75%			12,695	349.25			4,433,681	0.35%	14.63%
2019	0.75%			13,004	304.67			3,961,919	1.68%	26.72%
2018	0.75%			13,276	240.43			3,191,920	1.48%	-15.52%
2017	0.75%			13,071	284.61			3,720,155	1.33%	29.13%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2021	0.60%	to	0.75%	4,012	6,091.54	to	592.33	2,535,561	1.43%	32.68%	to	32.48%
2020	0.60%	to	0.75%	3,749	4,591.12	to	447.10	1,904,914	1.21%	7.53%	to	7.37%
2019	0.60%	to	0.75%	4,247	4,269.54	to	416.41	2,031,226	1.58%	33.49%	to	33.29%
2018	0.60%	to	0.75%	4,427	3,198.45	to	312.42	1,617,288	0.86%	-17.83%	to	-17.95%
2017	0.60%	to	0.75%	4,885	3,892.39	to	380.77	2,229,606	1.29%	18.50%	to	18.32%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2021	0.65%	to	0.75%	7,506	140.14	to	139.07	1,046,018	0.86%	-6.35%	to	-6.44%
2020	0.65%	to	0.75%	7,734	149.65	to	148.65	1,152,070	4.14%	16.43%	to	16.31%
2019	0.65%	to	0.75%	8,476	128.54	to	127.81	1,085,441	0.96%	25.88%	to	25.75%
2018	0.65%	to	0.75%	9,913	102.11	to	101.64	1,009,098	0.88%	-16.34%	to	-16.43%
2017	0.65%	to	0.75%	11,489	122.06	to	121.62	1,398,895	1.01%	39.50%	to	39.36%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2021	0.75%			434	200.34			86,945	1.75%	10.85%
2020	0.75%			431	180.73			77,894	1.50%	10.91%
2019	0.75%			426	162.95			69,418	3.57%	18.96%
2018	0.75%			422	136.98			57,805	3.11%	-10.33%
2017	0.75%			415	152.75			63,393	2.68%	11.14%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2021	0.65%	to	0.75%	9,724	90.15	to	89.47	873,321	0.00%	-5.61%	to	-5.70%
2020	0.65%	to	0.75%	11,685	95.51	to	94.88	1,112,727	8.60%	-5.89%	to	-5.99%
2019	0.65%	to	0.75%	12,266	101.49	to	100.92	1,241,855	7.13%	1.35%	to	1.25%
2018	0.65%	to	0.75%	12,366	100.14	to	99.67	1,235,776	0.00%	1.27%	to	1.17%
2017	0.65%	to	0.75%	12,954	98.88	to	98.52	1,278,817	0.00%	1.27%	to	1.17%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.60%	to	0.75%	12,179	5,003.62	to	487.28	7,802,478	1.50%	15.53%	to	15.36%
2019	0.60%	to	0.75%	13,684	4,330.92	to	422.40	7,499,625	1.48%	28.81%	to	28.62%
2018	0.60%	to	0.75%	14,621	3,362.26	to	328.42	6,288,460	1.50%	-5.41%	to	-5.56%
2017	0.60%	to	0.75%	15,777	3,554.72	to	347.74	7,331,294	1.73%	20.13%	to	19.95%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2021	0.60%	to	0.75%	9,554	6,437.78	to	626.00	6,615,820	1.15%	24.92%	to	24.73%
2020	0.60%	to	0.75%	9,867	5,153.60	to	501.88	5,478,195	1.70%	4.78%	to	4.62%
2019	0.60%	to	0.75%	9,849	4,918.64	to	479.72	5,244,678	1.29%	25.97%	to	25.78%
2018	0.60%	to	0.75%	11,024	3,904.72	to	381.40	4,718,554	1.13%	-13.21%	to	-13.34%
2017	0.60%	to	0.75%	11,685	4,499.14	to	440.13	5,869,250	0.73%	10.25%	to	10.09%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2021	0.60%	to	0.75%	844	2,663.98	to	259.04	506,097	2.12%	3.81%	to	3.66%
2020	0.60%	to	0.75%	920	2,566.18	to	249.91	557,456	3.56%	-1.51%	to	-1.66%
2019	0.60%	to	0.75%	1,003	2,605.48	to	254.11	660,512	2.08%	12.16%	to	11.99%
2018	0.60%	to	0.75%	1,196	2,322.96	to	226.90	874,105	3.02%	-15.78%	to	-15.91%
2017	0.60%	to	0.75%	1,344	2,758.15	to	269.82	1,137,879	2.65%	16.32%	to	16.15%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2021	0.60%	to	0.75%	2,235	4,014.89	to	395.70	952,333	0.00%	11.26%	to	11.09%
2020	0.60%	to	0.75%	2,149	3,608.66	to	356.20	832,248	0.07%	41.50%	to	41.29%
2019	0.60%	to	0.75%	2,130	2,550.24	to	252.10	574,826	0.00%	35.94%	to	35.73%
2018	0.60%	to	0.75%	2,131	1,876.04	to	185.73	428,703	0.00%	-4.20%	to	-4.35%
2017	0.60%	to	0.75%	2,083	1,958.36	to	194.18	434,944	0.09%	26.58%	to	26.39%
Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)
2021	0.60%			353	1,057.50			373,298	0.44%	5.75%		*	***
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2021	0.60%	to	0.75%	21,401	1,748.26	to	174.39	3,813,173	0.00%	18.39%	to	18.21%
2020	0.60%	to	0.75%	20,692	1,476.74	to	147.53	3,121,838	0.00%	47.67%	to	47.53%	****
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.60%	to	0.75%	8,169	3,782.34	to	367.79	3,236,788	1.50%	13.26%	to	13.09%
2019	0.60%	to	0.75%	8,452	3,339.49	to	325.21	2,971,797	1.07%	31.29%	to	31.09%
2018	0.60%	to	0.75%	9,057	2,543.58	to	248.08	2,471,781	1.13%	-8.44%	to	-8.58%
2017	0.60%	to	0.75%	11,885	2,778.05	to	271.35	3,485,426	1.05%	16.21%	to	16.04%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2021	0.60%	to	0.75%	27,816	5,701.86	to	553.61	16,121,142	0.00%	14.80%	to	14.63%
2020	0.60%	to	0.75%	29,098	4,966.83	to	482.96	14,780,304	0.70%	26.87%	to	26.68%
2019	0.60%	to	0.75%	31,612	3,914.76	to	381.24	12,651,745	0.91%	31.00%	to	30.80%
2018	0.60%	to	0.75%	34,302	2,988.39	to	291.46	10,511,903	1.01%	-13.70%	to	-13.83%
2017	0.60%	to	0.75%	34,901	3,462.88	to	338.24	12,469,250	0.93%	35.85%	to	35.65%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2021	0.60%	to	0.75%	4,458	1,158.32	to	114.25	517,148	4.65%	-3.99%	to	-4.13%
2020	0.60%	to	0.75%	4,164	1,206.47	to	119.17	518,484	5.98%	2.78%	to	2.63%
2019	0.60%	to	0.75%	3,846	1,173.81	to	116.12	470,269	3.72%	10.14%	to	9.98%
2018	0.60%	to	0.75%	3,996	1,065.73	to	105.59	453,225	4.98%	-4.97%	to	-5.12%
2017	0.60%	to	0.75%	4,203	1,121.50	to	111.28	497,635	2.29%	5.64%	to	5.48%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2021	0.60%	to	0.75%	1,863	7,493.58	to	728.67	1,455,831	0.38%	21.82%	to	21.64%
2020	0.60%	to	0.75%	1,877	6,151.35	to	599.05	1,210,463	0.66%	19.21%	to	19.03%
2019	0.60%	to	0.75%	1,897	5,160.05	to	503.26	1,030,635	0.20%	25.71%	to	25.53%
2018	0.60%	to	0.75%	2,153	4,104.59	to	400.92	964,259	0.27%	-10.86%	to	-11.00%
2017	0.60%	to	0.75%	4,177	4,604.80	to	450.46	2,003,916	0.74%	13.48%	to	13.31%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2021	0.75%			888	237.13			210,569	1.61%	9.62%
2020	0.75%			901	216.32			194,907	1.96%	13.03%
2019	0.75%			1,096	191.39			209,765	2.03%	20.87%
2018	0.75%			1,296	158.35			205,218	1.85%	-6.15%
2017	0.75%			1,449	168.72			244,479	1.58%	17.39%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2021	0.60%	to	0.75%	5,865	4,817.08	to	468.41	3,794,178	0.67%	16.21%	to	16.04%
2020	0.60%	to	0.75%	6,200	4,145.16	to	403.68	3,455,840	1.51%	13.35%	to	13.18%
2019	0.60%	to	0.75%	6,186	3,657.05	to	356.68	3,130,029	1.66%	21.54%	to	21.36%
2018	0.60%	to	0.75%	6,901	3,008.88	to	293.90	2,811,501	1.77%	-0.17%	to	-0.32%
2017	0.60%	to	0.75%	6,414	3,014.08	to	294.85	2,711,527	1.40%	17.43%	to	17.25%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2021	0.60%	to	0.75%	11,398	9,307.31	to	903.67	10,782,676	0.00%	21.87%	to	21.68%
2020	0.60%	to	0.75%	11,574	7,637.23	to	742.63	9,017,722	0.16%	38.20%	to	38.00%
2019	0.60%	to	0.75%	12,697	5,526.09	to	538.15	7,174,131	0.02%	36.03%	to	35.83%
2018	0.60%	to	0.75%	12,813	4,062.31	to	396.20	5,367,457	1.27%	1.11%	to	0.95%
2017	0.60%	to	0.75%	13,825	4,017.82	to	392.45	5,749,013	0.00%	29.22%	to	29.03%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2021	0.60%	to	0.75%	3,438	10,811.32	to	1,049.70	4,533,915	0.11%	17.04%	to	16.87%
2020	0.60%	to	0.75%	4,261	9,237.18	to	898.21	4,619,168	0.00%	49.83%	to	49.60%
2019	0.60%	to	0.75%	4,367	6,165.20	to	600.39	3,162,251	0.42%	43.95%	to	43.74%
2018	0.60%	to	0.75%	4,606	4,282.79	to	417.70	2,330,854	1.11%	0.30%	to	0.15%
2017	0.60%	to	0.75%	4,618	4,269.88	to	417.07	2,317,905	0.45%	44.05%	to	43.83%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2021	0.60%	to	0.75%	8,783	3,551.45	to	344.82	4,032,459	1.07%	12.61%	to	12.44%
2020	0.60%	to	0.75%	8,568	3,153.76	to	306.66	3,086,708	1.20%	15.33%	to	15.16%
2019	0.60%	to	0.75%	10,033	2,734.59	to	266.30	3,186,836	1.83%	25.95%	to	25.76%
2018	0.60%	to	0.75%	10,633	2,171.20	to	211.76	2,678,662	1.69%	-15.65%	to	-15.77%
2017	0.60%	to	0.75%	11,471	2,573.93	to	251.41	3,400,253	1.59%	30.02%	to	29.83%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2021	0.60%	to	0.75%	10,236	2,808.57	to	278.02	3,362,544	0.25%	25.22%	to	25.03%
2020	0.60%	to	0.75%	10,706	2,242.92	to	222.36	2,785,888	0.45%	21.79%	to	21.61%
2019	0.60%	to	0.75%	14,363	1,841.58	to	182.85	3,018,951	0.60%	39.12%	to	38.91%
2018	0.60%	to	0.75%	16,218	1,323.78	to	131.63	2,432,563	0.59%	0.20%	to	0.05%
2017	0.60%	to	0.75%	16,413	1,321.10	to	131.56	2,457,336	0.63%	27.60%	to	27.47%
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2021	0.60%	to	0.75%	5,783	5,742.65	to	558.41	3,606,028	1.35%	24.70%	to	24.52%
2020	0.60%	to	0.75%	5,884	4,605.08	to	448.46	2,953,473	1.57%	2.86%	to	2.70%
2019	0.60%	to	0.75%	6,216	4,477.22	to	436.67	3,099,643	2.15%	29.02%	to	28.83%
2018	0.60%	to	0.75%	6,492	3,470.04	to	338.94	2,621,695	1.53%	-10.63%	to	-10.76%
2017	0.60%	to	0.75%	7,507	3,882.67	to	379.82	3,434,766	1.94%	16.95%	to	16.77%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2021	0.60%	to	0.75%	3,586	3,128.71	to	307.45	2,215,781	0.14%	9.62%	to	9.45%
2020	0.60%	to	0.75%	3,873	2,854.23	to	280.89	2,131,728	0.81%	19.49%	to	19.31%
2019	0.60%	to	0.75%	3,985	2,388.73	to	235.44	1,837,494	1.50%	24.90%	to	24.71%
2018	0.60%	to	0.75%	4,100	1,912.50	to	188.78	1,525,604	0.93%	-10.27%	to	-10.40%
2017	0.60%	to	0.75%	4,191	2,131.32	to	210.70	1,745,057	1.34%	26.06%	to	25.87%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2021	0.60%	to	0.75%	232	2,827.30	to	274.92	85,004	5.07%	-2.61%	to	-2.76%
2020	0.60%	to	0.75%	258	2,903.07	to	282.72	94,756	4.51%	4.91%	to	4.76%
2019	0.60%	to	0.75%	280	2,767.10	to	269.88	98,844	5.47%	13.57%	to	13.40%
2018	0.60%	to	0.75%	317	2,436.51	to	237.99	126,471	5.85%	-7.50%	to	-7.64%
2017	0.60%	to	0.75%	356	2,634.20	to	257.69	166,144	5.47%	9.06%	to	8.89%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2021	0.60%	to	0.75%	4,234	1,892.36	to	184.01	1,632,119	3.76%	-0.92%	to	-1.07%
2020	0.60%	to	0.75%	4,425	1,909.94	to	186.00	1,125,389	2.78%	7.15%	to	6.99%
2019	0.60%	to	0.75%	3,426	1,782.43	to	173.84	889,393	4.12%	10.22%	to	10.05%
2018	0.60%	to	0.75%	4,103	1,617.20	to	157.96	905,757	2.56%	-1.25%	to	-1.40%
2017	0.60%	to	0.75%	3,880	1,637.65	to	160.20	941,396	3.07%	5.61%	to	5.45%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2021	0.60%	to	0.75%	185	5,099.86	to	495.90	359,268	2.19%	38.97%	to	38.76%
2020	0.60%	to	0.75%	226	3,669.87	to	357.39	388,831	2.84%	-17.35%	to	-17.47%
2019	0.60%	to	0.75%	257	4,440.24	to	433.06	568,116	1.91%	18.23%	to	18.05%
2018	0.60%	to	0.75%	314	3,755.69	to	366.85	589,995	2.82%	-8.27%	to	-8.41%
2017	0.60%	to	0.75%	327	4,094.30	to	400.52	614,455	1.53%	2.49%	to	2.34%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)
2021	0.60%	to	0.75%	30,700	4,244.42	to	409.64	16,921,627	1.27%	19.56%	to	19.38%
2020	0.60%	to	0.75%	34,177	3,550.04	to	343.14	15,598,112	1.75%	3.01%	to	2.86%
2019	0.60%	to	0.75%	35,557	3,446.31	to	333.61	16,153,118	1.79%	26.53%	to	26.34%
2018	0.60%	to	0.75%	37,517	2,723.63	to	264.05	14,162,674	1.78%	-7.81%	to	-7.95%
2017	0.60%	to	0.75%	41,090	2,954.45	to	286.86	16,675,652	3.07%	17.28%	to	17.11%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	0.75%			3,888	154.34			600,068	1.68%	-2.81%
2020	0.75%			3,604	158.80			572,333	2.13%	5.29%
2019	0.75%			3,506	150.83			528,797	2.34%	5.48%
2018	0.75%			3,283	143.00			469,454	2.23%	-0.80%
2017	0.75%			3,372	144.15			486,064	2.14%	1.32%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)
2021	0.00%	to	0.75%	19,887	7,789.89	to	314.40	10,325,301	1.65%	-2.08%	to	-2.81%
2020	0.00%	to	0.75%	19,825	7,955.09	to	323.48	10,704,997	2.10%	6.09%	to	5.30%
2019	0.60%	to	0.75%	20,227	3,978.72	to	307.21	10,394,800	2.27%	5.54%	to	5.38%
2018	0.60%	to	0.75%	20,574	3,769.82	to	291.52	10,158,364	5.93%	-0.56%	to	-0.71%
2017	0.00%	to	0.75%	24,214	7,059.44	to	293.60	11,630,219	2.09%	1.48%	to	1.32%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2021	0.60%	to	0.75%	5,912	4,355.33	to	423.51	2,809,373	0.92%	-7.83%	to	-7.97%
2020	0.60%	to	0.75%	5,784	4,725.36	to	460.18	3,019,461	1.86%	12.62%	to	12.45%
2019	0.60%	to	0.75%	6,276	4,195.82	to	409.22	2,973,540	2.41%	22.21%	to	22.03%
2018	0.60%	to	0.75%	6,752	3,433.29	to	335.35	2,621,293	0.67%	-17.91%	to	-18.04%
2017	0.60%	to	0.75%	7,424	4,182.51	to	409.15	3,522,885	1.34%	40.66%	to	40.45%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2021	0.75%			1,386	142.33			197,264	2.59%	11.82%
2020	0.75%			1,347	127.28			171,451	1.23%	7.14%
2019	0.75%			1,320	118.80			156,815	2.97%	18.23%
2018	0.75%			1,283	100.48			128,916	1.99%	-15.17%
2017	0.75%			1,343	118.45			159,084	1.77%	26.50%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2021	0.75%			4,674	274.78			1,284,325	1.12%	13.85%
2020	0.75%			4,597	241.35			1,109,477	1.41%	11.16%
2019	0.75%			6,294	217.12			1,366,533	1.76%	19.88%
2018	0.75%			6,319	181.11			1,144,446	1.20%	-5.69%
2017	0.75%			6,150	192.04			1,181,075	1.11%	14.93%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2021	0.75%			1,402	144.99			203,270	1.93%	-1.46%
2020	0.75%			2,144	147.13			315,447	2.93%	8.39%
2019	0.75%			1,168	135.74			158,546	1.81%	8.17%
2018	0.75%			1,048	125.49			131,514	2.34%	-1.82%
2017	0.75%			1,069	127.81			136,632	1.19%	2.44%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2021	0.75%			6,831	397.81			2,717,439	0.00%	15.14%
2020	0.75%			6,870	345.51			2,373,650	0.66%	28.96%
2019	0.75%			7,366	267.92			1,973,511	0.66%	33.77%
2018	0.75%			8,092	200.28			1,620,690	0.23%	-10.10%
2017	0.75%			8,214	222.79			1,830,007	0.71%	29.99%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2021	0.75%			4,277	314.20			1,343,838	1.06%	22.72%
2020	0.75%			4,281	256.03			1,096,048	1.65%	12.23%
2019	0.75%			4,811	228.12			1,097,485	1.36%	24.73%
2018	0.75%			4,558	182.89			833,631	1.05%	-2.92%
2017	0.75%			4,337	188.39			817,069	1.41%	21.02%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2021	0.75%			5,722	522.79			2,991,431	0.00%	20.63%
2020	0.75%			5,743	433.40			2,489,016	0.69%	50.36%
2019	0.75%			5,987	288.23			1,725,655	0.37%	29.31%
2018	0.75%			5,870	222.90			1,308,407	0.31%	-1.40%
2017	0.75%			5,969	226.07			1,349,402	0.30%	26.84%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021	0.60%	to	0.75%	59,936	3,996.10	to	386.60	23,961,343	0.15%	12.95%	to	12.78%
2020	0.60%	to	0.75%	62,589	3,538.04	to	342.80	22,246,232	0.22%	11.66%	to	11.49%
2019	0.60%	to	0.75%	66,564	3,168.68	to	307.47	21,282,684	2.05%	21.10%	to	20.92%
2018	0.60%	to	0.75%	72,763	2,616.60	to	254.28	19,244,937	1.62%	-8.28%	to	-8.42%
2017	0.60%	to	0.75%	77,030	2,852.85	to	277.66	22,267,908	1.62%	15.98%	to	15.81%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2021	0.60%	to	0.75%	10,205	2,517.54	to	246.32	2,667,672	0.20%	6.07%	to	5.91%
2020	0.60%	to	0.75%	10,572	2,373.48	to	232.57	2,677,027	0.13%	7.90%	to	7.74%
2019	0.60%	to	0.75%	12,529	2,199.64	to	215.86	2,926,366	2.22%	12.80%	to	12.64%
2018	0.60%	to	0.75%	12,448	1,949.97	to	191.65	2,595,582	1.90%	-4.31%	to	-4.46%
2017	0.60%	to	0.75%	12,941	2,037.81	to	200.58	3,012,508	1.85%	8.56%	to	8.40%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)
2021	0.60%	to	0.75%	112,856	14,335.80	to	1,373.76	220,627,767	2.10%	27.60%	to	27.41%
2020	0.60%	to	0.75%	119,257	11,235.26	to	1,078.26	182,776,579	1.87%	17.41%	to	17.24%
2019	0.60%	to	0.75%	129,194	9,568.95	to	919.72	167,999,842	2.06%	30.41%	to	30.21%
2018	0.60%	to	0.75%	138,459	7,337.82	to	706.33	137,557,328	1.69%	-5.21%	to	-5.36%
2017	0.60%	to	0.75%	147,729	7,741.47	to	746.31	154,723,953	1.74%	20.81%	to	20.63%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2021	0.60%	to	0.75%	14,621	4,509.55	to	434.89	6,435,778	0.13%	14.81%	to	14.64%
2020	0.60%	to	0.75%	15,732	3,927.76	to	379.35	6,043,505	0.22%	12.14%	to	11.97%
2019	0.60%	to	0.75%	16,214	3,502.50	to	338.79	5,562,809	2.02%	22.99%	to	22.81%
2018	0.60%	to	0.75%	17,096	2,847.76	to	275.87	4,780,495	1.51%	-9.40%	to	-9.54%
2017	0.60%	to	0.75%	18,739	3,143.31	to	304.96	5,787,934	1.60%	17.72%	to	17.55%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2021	0.60%	to	0.75%	6,545	1,913.72	to	187.84	1,327,114	0.23%	2.14%	to	1.98%
2020	0.60%	to	0.75%	6,856	1,873.70	to	184.18	1,361,645	0.12%	6.08%	to	5.92%
2019	0.60%	to	0.75%	5,662	1,766.36	to	173.89	1,064,196	2.13%	8.88%	to	8.71%
2018	0.60%	to	0.75%	5,921	1,622.34	to	159.95	1,021,570	1.97%	-2.39%	to	-2.54%
2017	0.60%	to	0.75%	6,500	1,662.13	to	164.12	1,144,413	1.80%	5.05%	to	4.90%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	0.00%	to	0.75%	78,099	5,914.28	to	310.83	41,382,194	0.19%	10.31%	to	9.49%
2020	0.00%	to	0.75%	81,465	5,361.32	to	283.89	39,377,162	0.14%	10.34%	to	9.52%
2019	0.60%	to	0.75%	85,531	2,654.57	to	259.22	37,923,049	2.19%	17.04%	to	16.87%
2018	0.60%	to	0.75%	89,962	2,268.08	to	221.81	34,285,180	1.79%	-6.25%	to	-6.39%
2017	0.00%	to	0.75%	99,549	4,374.97	to	236.94	39,686,197	1.75%	12.25%	to	12.09%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2021	0.60%	to	0.75%	3,727	2,918.97	to	283.84	1,216,013	4.74%	4.34%	to	4.18%
2020	0.60%	to	0.75%	4,144	2,797.64	to	272.45	1,266,149	5.01%	5.38%	to	5.22%
2019	0.60%	to	0.75%	4,810	2,654.78	to	258.92	1,382,582	5.65%	14.05%	to	13.88%
2018	0.60%	to	0.75%	5,289	2,327.66	to	227.36	1,295,398	5.72%	-3.58%	to	-3.73%
2017	0.60%	to	0.75%	5,765	2,414.14	to	236.16	1,473,450	5.45%	6.12%	to	5.96%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2021	0.60%	to	0.75%	8,528	7,024.94	to	683.10	6,799,910	1.18%	23.52%	to	23.33%
2020	0.60%	to	0.75%	8,810	5,687.46	to	553.87	5,790,798	1.19%	12.44%	to	12.27%
2019	0.60%	to	0.75%	9,596	5,058.30	to	493.34	5,654,242	1.33%	24.90%	to	24.71%
2018	0.60%	to	0.75%	9,892	4,049.89	to	395.58	4,711,459	1.33%	-11.92%	to	-12.05%
2017	0.60%	to	0.75%	10,315	4,597.81	to	449.78	5,471,968	1.11%	15.09%	to	14.92%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2021	0.60%	to	0.75%	4,634	2,057.95	to	200.11	1,022,607	5.53%	4.61%	to	4.45%
2020	0.60%	to	0.75%	4,682	1,967.29	to	191.58	991,439	2.94%	3.44%	to	3.28%
2019	0.60%	to	0.75%	6,126	1,901.91	to	185.50	1,252,656	5.03%	8.52%	to	8.35%
2018	0.60%	to	0.75%	5,882	1,752.66	to	171.20	1,163,417	2.69%	-2.93%	to	-3.08%
2017	0.60%	to	0.75%	6,570	1,805.61	to	176.63	1,373,831	4.71%	5.70%	to	5.54%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2021	0.60%	to	0.75%	11,489	4,479.05	to	439.48	5,533,993	1.25%	33.73%	to	33.53%
2020	0.60%	to	0.75%	12,443	3,349.42	to	329.13	4,482,847	1.59%	0.89%	to	0.73%
2019	0.60%	to	0.75%	17,607	3,320.01	to	326.73	6,330,406	2.69%	26.19%	to	26.00%
2018	0.60%	to	0.75%	18,628	2,630.88	to	259.30	5,344,148	1.42%	-9.89%	to	-10.03%
2017	0.60%	to	0.75%	20,390	2,919.75	to	288.21	6,478,308	1.70%	8.03%	to	7.87%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2021	0.60%	to	0.75%	30,166	1,584.57	to	158.15	4,979,425	1.33%	33.90%	to	33.70%
2020	0.60%	to	0.75%	31,708	1,183.37	to	118.28	4,153,575	1.38%	18.34%	to	18.28%	****

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2021	0.65%	to	0.75%	2,278	157.36	to	155.22	355,803	2.03%	-1.67%	to	-1.77%
2020	0.65%	to	0.75%	2,164	160.03	to	158.02	344,057	2.90%	6.32%	to	6.21%
2019	0.65%	to	0.75%	1,657	150.52	to	148.78	247,726	2.99%	8.24%	to	8.13%
2018	0.65%	to	0.75%	1,720	139.07	to	137.59	237,779	3.08%	-1.07%	to	-1.17%
2017	0.65%	to	0.75%	1,800	140.57	to	139.22	251,682	2.68%	3.72%	to	3.62%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2021	0.75%			273	225.14			61,463	0.28%	14.89%
2020	0.75%			271	195.97			53,107	0.99%	10.84%
2019	0.75%			280	176.81			49,506	3.00%	19.32%
2018	0.75%			275	148.18			40,750	2.21%	-8.73%
2017	0.75%			270	162.36			43,838	1.76%	15.15%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2021	0.75%			636	159.37			101,362	0.05%	3.71%
2020	0.75%			55	153.68			8,452	0.24%	6.89%
2019	0.75%			60	143.78			8,627	2.60%	9.95%
2018	0.75%			64	130.77			8,369	2.33%	-3.24%
2017	0.75%			67	135.15			9,055	2.19%	5.56%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2021	0.75%			722	235.18			169,803	0.24%	17.24%
2020	0.75%			732	200.61			146,844	1.14%	11.52%
2019	0.75%			787	179.88			141,569	2.89%	21.41%
2018	0.75%			1,019	148.16			150,980	2.09%	-10.07%
2017	0.75%			1,236	164.75			203,636	1.61%	17.28%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2021	0.75%			27	185.98			5,022	0.25%	8.41%
2020	0.75%			27	171.55			4,632	0.57%	8.34%
2019	0.75%			27	158.35			4,275	2.79%	13.42%
2018	0.75%			27	139.61			3,770	2.37%	-5.39%
2017	0.75%			27	147.57			3,984	1.38%	9.26%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2021	0.75%			2,095	212.10			444,341	0.28%	12.79%
2020	0.75%			1,811	188.05			340,559	0.69%	9.94%
2019	0.75%			2,737	171.04			468,150	2.95%	17.44%
2018	0.75%			2,500	145.65			364,122	2.28%	-7.76%
2017	0.75%			2,338	157.91			369,190	1.97%	13.20%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2021	0.75%			2,600	244.34			635,278	0.20%	19.29%
2020	0.75%			2,533	204.83			518,827	1.15%	11.90%
2019	0.75%			2,523	183.05			461,834	2.89%	23.22%
2018	0.75%			2,884	148.56			428,437	1.94%	-11.39%
2017	0.75%			2,978	167.66			499,286	1.34%	19.10%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2021	0.75%			139	197.53			27,457	0.27%	10.29%
2020	0.75%			130	179.10			23,283	0.70%	8.89%
2019	0.75%			124	164.47			20,395	2.78%	15.43%
2018	0.75%			116	142.49			16,529	2.40%	-6.75%
2017	0.75%			114	152.81			17,420	1.73%	11.17%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2021	0.75%			207	233.23			48,278	0.20%	7.43%
2020	0.75%			209	217.09			45,372	0.16%	8.59%
2019	0.75%			513	199.92			102,559	2.18%	14.48%
2018	0.75%			526	174.63			91,858	3.71%	-5.56%
2017	0.75%			114	184.92			21,081	1.91%	10.30%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2021	0.75%			54	300.36			16,219	0.17%	11.32%
2020	0.75%			56	269.81			15,109	0.18%	10.78%
2019	0.75%			59	243.54			14,369	2.20%	19.04%
2018	0.75%			58	204.58			11,866	1.63%	-7.17%
2017	0.75%			63	220.39			13,884	1.71%	13.95%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2021	0.65%	to	0.75%	2,144	135.42	to	133.58	289,572	2.25%	11.67%	to	11.56%
2020	0.65%	to	0.75%	2,232	121.27	to	119.74	269,944	0.96%	6.99%	to	6.88%
2019	0.65%	to	0.75%	2,415	113.35	to	112.03	273,059	2.32%	18.14%	to	18.02%
2018	0.65%	to	0.75%	2,753	95.94	to	94.92	263,535	1.77%	-15.36%	to	-15.44%
2017	0.65%	to	0.75%	3,253	113.35	to	112.26	367,721	1.56%	26.25%	to	26.13%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2021	0.60%	to	0.75%	4,835	1,003.58	to	169.33	977,225	11.21%	0.36%	to	-1.47%
2020	0.75%			177	171.84			30,416	5.67%	8.49%
2019	0.75%			34	158.40			5,385	3.31%	9.06%
2018	0.75%			32	145.23			4,647	2.44%	-1.95%
2017	0.75%			53	148.12			7,850	1.65%	3.17%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2021	0.65%	to	0.75%	8,975	189.71	to	188.26	1,693,395	0.38%	-1.72%	to	-1.82%
2020	0.65%	to	0.75%	8,483	193.04	to	191.75	1,629,951	1.06%	50.06%	to	49.91%
2019	0.65%	to	0.75%	10,318	128.63	to	127.91	1,322,776	1.23%	32.29%	to	32.15%
2018	0.65%	to	0.75%	11,279	97.24	to	96.79	1,093,665	1.08%	-17.00%	to	-17.08%
2017	0.65%	to	0.75%	11,863	117.16	to	116.73	1,386,994	1.22%	24.96%	to	24.84%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2021	0.60%	to	0.75%	99,982	1,293.43	to	129.11	19,323,521	3.29%	9.92%	to	9.75%
2020	0.60%	to	0.75%	105,694	1,176.72	to	117.64	18,631,544	0.00%	17.67%	to	17.64%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2021	0.60%	to	0.75%	15,477	5,496.41	to	460.52	7,273,117	0.00%	39.61%	to	39.40%
2020	0.60%	to	0.75%	16,583	3,937.03	to	330.36	5,617,941	0.00%	29.31%	to	29.12%
2019	0.60%	to	0.75%	17,861	3,044.56	to	255.86	4,707,113	4.19%	29.75%	to	29.55%
2018	0.60%	to	0.75%	18,669	2,346.50	to	197.49	3,813,681	0.08%	-3.66%	to	-3.80%
2017	0.60%	to	0.75%	22,190	2,435.64	to	205.30	4,739,017	0.36%	29.43%	to	29.23%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2021	0.60%	to	0.75%	125,033	6,176.56	to	386.78	76,022,496	0.12%	-5.27%	to	-5.42%
2020	0.60%	to	0.75%	130,524	6,520.45	to	408.93	84,163,853	0.00%	59.94%	to	59.70%
2019	0.60%	to	0.75%	149,392	4,076.89	to	256.06	59,219,476	0.00%	36.43%	to	36.23%
2018	0.60%	to	0.75%	162,306	2,988.20	to	187.97	46,982,938	0.00%	-7.41%	to	-7.55%
2017	0.60%	to	0.75%	173,895	3,227.39	to	203.32	54,864,593	0.00%	26.98%	to	26.79%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2021	0.65%	to	0.75%	17,615	298.51	to	294.46	5,210,002	0.74%	23.21%	to	23.09%
2020	0.65%	to	0.75%	18,663	242.27	to	239.22	4,483,155	2.10%	-1.78%	to	-1.88%
2019	0.65%	to	0.75%	18,667	246.68	to	243.82	4,569,233	2.22%	23.04%	to	22.92%
2018	0.65%	to	0.75%	20,562	200.48	to	198.35	4,092,811	1.07%	-13.72%	to	-13.81%
2017	0.65%	to	0.75%	21,929	232.36	to	230.13	5,062,727	1.11%	13.10%	to	12.99%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2021	0.60%	to	0.75%	47,333	3,290.18	to	322.34	20,544,174	0.30%	25.81%	to	25.62%
2020	0.60%	to	0.75%	50,119	2,615.13	to	256.59	17,320,700	0.43%	12.87%	to	12.70%
2019	0.60%	to	0.75%	54,132	2,316.92	to	227.67	16,580,094	0.65%	27.31%	to	27.11%
2018	0.60%	to	0.75%	59,925	1,819.97	to	179.11	14,274,351	0.56%	-5.34%	to	-5.48%
2017	0.60%	to	0.75%	64,215	1,922.60	to	189.49	16,248,415	0.53%	24.11%	to	23.92%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
2021	0.65%	to	0.75%	1,060	334.52	to	329.97	350,926	0.37%	25.93%	to	25.81%
2020	0.65%	to	0.75%	823	265.63	to	262.28	216,006	0.79%	12.60%	to	12.49%
2019	0.65%	to	0.75%	826	235.90	to	233.16	192,710	0.74%	25.23%	to	25.10%
2018	0.65%	to	0.75%	897	188.37	to	186.37	167,487	0.58%	-6.49%	to	-6.58%
2017	0.65%	to	0.75%	955	201.44	to	199.50	190,760	0.55%	17.60%	to	17.48%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	0.60%	to	0.75%	237,604	6,630.08	to	650.53	204,320,063	0.53%	29.46%	to	29.27%
2020	0.60%	to	0.75%	227,712	5,121.24	to	503.24	153,533,044	1.34%	18.19%	to	18.01%
2019	0.60%	to	0.75%	245,073	4,333.20	to	426.44	141,180,033	1.72%	36.79%	to	36.59%
2018	0.60%	to	0.75%	267,986	3,167.72	to	312.21	113,509,125	0.85%	-1.87%	to	-2.01%
2017	0.60%	to	0.75%	303,489	3,227.97	to	318.63	129,444,477	0.48%	26.55%	to	26.36%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2021	0.65%	to	0.75%	16,340	271.88	to	268.19	4,396,781	1.07%	45.80%	to	45.65%
2020	0.65%	to	0.75%	18,481	186.48	to	184.13	3,413,944	1.48%	-6.00%	to	-6.09%
2019	0.65%	to	0.75%	20,964	198.38	to	196.08	4,124,610	1.71%	29.86%	to	29.73%
2018	0.65%	to	0.75%	22,724	152.77	to	151.15	3,445,671	1.79%	-4.55%	to	-4.64%
2017	0.65%	to	0.75%	25,775	160.05	to	158.51	4,096,469	2.17%	5.81%	to	5.70%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2021	0.65%	to	0.75%	6,455	117.20	to	115.61	750,032	1.06%	-1.23%	to	-1.33%
2020	0.65%	to	0.75%	6,159	118.66	to	117.17	725,431	1.66%	2.17%	to	2.06%
2019	0.65%	to	0.75%	5,927	116.15	to	114.80	683,981	2.30%	3.41%	to	3.31%
2018	0.65%	to	0.75%	5,440	112.31	to	111.12	606,992	2.14%	0.16%	to	0.06%
2017	0.65%	to	0.75%	6,943	112.13	to	111.05	773,678	1.40%	0.92%	to	0.82%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2021	0.65%	to	0.75%	824	151.48	to	191.19	153,125	1.23%	9.68%	to	9.57%
2020	0.60%	to	0.75%	1,153	1,388.48	to	174.48	416,365	1.34%	4.55%	to	4.39%
2019	0.60%	to	0.75%	1,107	1,328.05	to	167.14	232,865	2.28%	11.81%	to	11.65%
2018	0.60%	to	0.75%	1,192	1,187.73	to	149.70	223,139	1.77%	-16.20%	to	-16.32%
2017	0.60%	to	0.75%	1,497	1,417.28	to	178.91	319,753	2.05%	21.99%	to	21.80%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)
2021	0.00%	to	0.75%	107,637	3,425.66	to	159.14	23,538,314	0.00%	0.00%	to	-0.75%
2020	0.00%	to	0.75%	115,975	3,425.66	to	160.35	25,736,856	0.22%	0.24%	to	-0.51%
2019	0.60%	to	0.75%	92,961	2,262.49	to	161.17	20,211,381	4.57%	1.17%	to	1.02%
2018	0.60%	to	0.75%	101,245	2,236.31	to	159.54	22,780,893	1.33%	0.78%	to	0.63%
2017	0.00%	to	0.75%	110,726	3,311.48	to	158.55	24,643,118	0.41%	-0.18%	to	-0.33%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)
2021	0.60%	to	0.75%	29,418	5,973.33	to	576.50	23,241,061	0.00%	29.98%	to	29.79%
2020	0.60%	to	0.75%	31,702	4,595.41	to	444.18	19,414,011	0.02%	21.98%	to	21.80%
2019	0.60%	to	0.75%	35,473	3,767.25	to	364.68	17,595,636	0.08%	24.94%	to	24.75%
2018	0.60%	to	0.75%	38,347	3,015.29	to	292.32	15,199,539	0.02%	-13.17%	to	-13.30%
2017	0.60%	to	0.75%	40,496	3,472.60	to	337.17	18,638,782	0.00%	12.82%	to	12.66%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2021	0.60%	to	0.75%	4,116	5,944.29	to	578.01	2,731,115	0.00%	9.65%	to	9.48%
2020	0.60%	to	0.75%	4,674	5,421.26	to	527.95	2,870,563	0.00%	40.05%	to	39.84%
2019	0.60%	to	0.75%	4,934	3,871.08	to	377.55	2,157,953	0.00%	34.90%	to	34.70%
2018	0.60%	to	0.75%	5,550	2,869.58	to	280.29	1,784,857	0.00%	-8.49%	to	-8.63%
2017	0.60%	to	0.75%	6,123	3,135.92	to	306.77	2,137,528	0.00%	24.18%	to	23.99%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)
2021	0.60%	to	0.75%	34,607	4,979.10	to	480.54	21,437,834	0.00%	31.14%	to	30.94%
2020	0.60%	to	0.75%	37,279	3,796.82	to	366.99	17,534,857	0.08%	4.52%	to	4.37%
2019	0.60%	to	0.75%	38,578	3,632.48	to	351.63	17,752,866	1.07%	18.29%	to	18.12%
2018	0.60%	to	0.75%	40,989	3,070.76	to	297.70	16,144,492	0.69%	-17.45%	to	-17.57%
2017	0.60%	to	0.75%	42,537	3,719.85	to	361.17	20,410,261	0.50%	8.42%	to	8.25%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)
2021	0.00%	to	0.75%	39,365	32,685.83	to	1,037.01	156,838,458	0.78%	21.90%	to	20.99%
2020	0.00%	to	0.75%	43,665	26,812.59	to	857.07	138,135,708	1.15%	10.32%	to	9.49%
2019	0.60%	to	0.75%	46,873	14,725.68	to	782.76	134,454,658	3.09%	28.57%	to	28.38%
2018	0.60%	to	0.75%	50,288	11,453.57	to	609.74	110,855,828	1.09%	-0.60%	to	-0.75%
2017	0.00%	to	0.75%	53,998	18,791.13	to	614.36	119,428,087	1.03%	19.82%	to	19.64%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2021	0.60%	to	0.75%	35	8,285.90	to	805.71	214,399	0.00%	12.32%	to	12.15%
2020	0.60%	to	0.75%	40	7,377.30	to	718.43	201,868	0.00%	39.14%	to	38.93%
2019	0.60%	to	0.75%	48	5,301.94	to	517.10	163,064	0.00%	31.95%	to	31.76%
2018	0.60%	to	0.75%	55	4,018.03	to	392.47	137,604	0.00%	-6.97%	to	-7.11%
2017	0.60%	to	0.75%	106	4,318.96	to	422.50	177,265	0.00%	24.54%	to	24.36%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2021	0.60%	to	0.75%	2,861	2,340.22	to	231.87	803,752	0.00%	12.05%	to	11.88%
2020	0.60%	to	0.75%	3,216	2,088.56	to	207.25	793,613	0.00%	38.87%	to	38.67%
2019	0.60%	to	0.75%	3,291	1,503.92	to	149.46	609,140	0.00%	31.69%	to	31.49%
2018	0.60%	to	0.75%	3,410	1,142.03	to	113.66	517,664	0.00%	-7.12%	to	-7.26%
2017	0.60%	to	0.75%	3,988	1,229.57	to	122.56	609,770	0.00%	23.82%	to	23.63%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2021	0.60%	to	0.75%	1,998	5,939.38	to	577.54	4,711,366	0.38%	22.74%	to	22.55%
2020	0.60%	to	0.75%	2,203	4,839.05	to	471.25	4,062,662	0.62%	18.85%	to	18.67%
2019	0.60%	to	0.75%	2,295	4,071.66	to	397.11	3,614,291	0.59%	25.13%	to	24.94%
2018	0.60%	to	0.75%	1,746	3,253.90	to	317.83	729,071	0.48%	-6.29%	to	-6.43%
2017	0.60%	to	0.75%	1,875	3,472.41	to	339.69	857,206	0.53%	17.72%	to	17.55%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2021	0.60%	to	0.75%	23,287	1,925.54	to	184.73	5,581,739	2.50%	0.14%	to	-0.01%
2020	0.60%	to	0.75%	23,503	1,922.88	to	184.75	5,685,995	2.27%	2.84%	to	2.68%
2019	0.60%	to	0.75%	23,565	1,869.80	to	179.92	5,764,338	1.94%	3.07%	to	2.91%
2018	0.60%	to	0.75%	24,363	1,814.17	to	174.83	5,781,426	1.60%	0.41%	to	0.26%
2017	0.60%	to	0.75%	27,849	1,806.70	to	174.37	6,542,074	1.39%	0.29%	to	0.14%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2021	0.75%			339	131.04			44,423	6.07%	-8.21%
2020	0.75%			354	142.77			50,539	6.29%	9.94%
2019	0.75%			658	129.86			85,445	2.00%	6.22%
2018	0.75%			680	122.25			83,130	4.53%	-4.70%
2017	0.75%			825	128.28			105,830	1.43%	10.02%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2021	0.75%			1,514	125.13			189,454	0.53%	-1.67%
2020	0.75%			3,844	127.26			489,182	1.21%	2.22%
2019	0.75%			4,178	124.50			520,142	2.77%	3.25%
2018	0.75%			4,504	120.58			543,092	1.91%	-0.42%
2017	0.75%			5,200	121.09			629,657	1.29%	0.60%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.60%	to	0.75%	7,327	1,353.80	to	133.42	1,376,161	2.04%	7.99%	to	7.82%
2019	0.60%	to	0.75%	3,656	1,253.67	to	123.74	805,432	3.03%	7.70%	to	7.54%
2018	0.60%	to	0.75%	3,170	1,163.99	to	115.06	708,620	2.55%	-1.14%	to	-1.29%
2017	0.60%	to	0.75%	3,308	1,177.36	to	116.56	693,970	2.03%	4.29%	to	4.14%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2021	0.60%	to	0.75%	2,741	1,775.85	to	176.35	484,060	1.16%	26.54%	to	26.35%
2020	0.60%	to	0.75%	3,043	1,403.37	to	139.57	426,516	1.65%	5.17%	to	5.01%
2019	0.60%	to	0.75%	3,047	1,334.38	to	132.91	449,803	2.05%	29.62%	to	29.43%
2018	0.60%	to	0.75%	3,416	1,029.43	to	102.69	392,819	0.73%	-9.04%	to	-9.18%
2017	0.60%	to	0.75%	3,062	1,131.72	to	113.06	401,281	0.00%	13.17%	to	13.06%	****
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2021	0.60%	to	0.75%	1,923	3,067.13	to	304.37	705,808	0.00%	21.92%	to	21.74%
2020	0.60%	to	0.75%	1,949	2,515.66	to	250.02	590,404	0.04%	37.88%	to	37.67%
2019	0.60%	to	0.75%	1,929	1,824.55	to	181.60	428,332	0.13%	35.92%	to	35.72%
2018	0.60%	to	0.75%	1,992	1,342.32	to	133.81	342,996	0.00%	1.76%	to	1.61%
2017	0.60%	to	0.75%	2,598	1,319.05	to	131.68	420,661	0.10%	30.12%	to	29.93%
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2021	0.60%	to	0.75%	114	2,929.56	to	284.87	80,449	1.17%	8.17%	to	8.01%
2020	0.60%	to	0.75%	121	2,708.32	to	263.75	81,148	1.63%	11.42%	to	11.26%
2019	0.60%	to	0.75%	130	2,430.62	to	237.06	79,387	1.38%	24.40%	to	24.22%
2018	0.60%	to	0.75%	139	1,953.81	to	190.84	65,375	1.43%	-19.60%	to	-19.72%
2017	0.60%	to	0.75%	155	2,430.11	to	237.72	89,777	2.18%	25.82%	to	25.64%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2021	0.65%	to	0.75%	5,121	681.19	to	673.29	3,470,249	0.00%	12.10%	to	11.99%
2020	0.65%	to	0.75%	5,869	607.67	to	601.23	3,550,844	0.00%	28.43%	to	28.30%
2019	0.65%	to	0.75%	7,422	473.15	to	468.60	3,494,373	0.00%	27.80%	to	27.67%
2018	0.65%	to	0.75%	7,929	370.24	to	367.04	2,923,050	0.00%	0.20%	to	0.10%
2017	0.65%	to	0.75%	7,932	369.49	to	366.68	2,919,886	0.00%	26.48%	to	26.36%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2021	0.60%	to	0.75%	6,307	2,697.88	to	258.82	2,525,442	5.08%	-4.63%	to	-4.77%
2020	0.60%	to	0.75%	6,545	2,828.73	to	271.78	2,730,299	7.20%	8.27%	to	8.11%
2019	0.60%	to	0.75%	7,261	2,612.64	to	251.40	2,841,599	0.34%	11.94%	to	11.77%
2018	0.60%	to	0.75%	8,018	2,333.91	to	224.92	2,837,133	7.68%	-6.70%	to	-6.84%
2017	0.60%	to	0.75%	9,985	2,501.56	to	241.44	3,604,666	2.33%	11.57%	to	11.41%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2021	0.60%	to	0.75%	29,263	4,295.66	to	413.34	17,481,680	0.91%	-12.40%	to	-12.53%
2020	0.60%	to	0.75%	29,028	4,903.51	to	472.54	20,349,004	2.05%	16.55%	to	16.37%
2019	0.60%	to	0.75%	31,302	4,207.27	to	406.05	18,980,182	0.46%	29.81%	to	29.62%
2018	0.60%	to	0.75%	33,828	3,240.99	to	313.26	15,803,812	0.30%	-23.95%	to	-24.06%
2017	0.60%	to	0.75%	35,218	4,261.44	to	412.52	22,137,728	0.43%	50.13%	to	49.91%
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
2021	0.60%	to	0.75%	8,056	4,022.54	to	385.90	4,614,327	0.43%	18.21%	to	18.03%
2020	0.60%	to	0.75%	8,844	3,402.93	to	326.95	4,364,558	0.94%	18.40%	to	18.22%
2019	0.60%	to	0.75%	9,241	2,874.11	to	276.55	3,959,201	0.00%	11.20%	to	11.03%
2018	0.60%	to	0.75%	10,117	2,584.65	to	249.07	3,895,718	0.00%	-28.71%	to	-28.82%
2017	0.60%	to	0.75%	10,706	3,625.47	to	349.90	5,747,374	0.00%	-2.28%	to	-2.43%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2021	0.95%			8,552	518.23			4,431,940	1.96%	24.14%
2020	0.95%			8,953	417.45			3,737,432	2.79%	2.27%
2019	0.95%			9,231	408.18			3,767,875	2.46%	23.25%
2018	0.95%			9,671	331.17			3,202,766	2.31%	-6.86%
2017	0.95%			9,953	355.56			3,538,895	2.48%	17.13%
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2021	0.95%			10,560	175.07			1,848,749	2.00%	-2.65%
2020	0.95%			9,696	179.83			1,743,630	2.51%	6.56%
2019	0.95%			9,285	168.75			1,566,863	2.49%	7.65%
2018	0.95%			8,875	156.76			1,391,288	2.29%	-1.08%
2017	0.95%			9,399	158.47			1,489,497	2.36%	2.51%
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2021	0.95%			7,776	276.56			2,150,517	4.12%	2.70%
2020	0.95%			7,265	269.29			1,956,407	5.53%	4.67%
2019	0.95%			6,910	257.27			1,777,734	6.02%	14.58%
2018	0.95%			6,932	224.53			1,556,444	4.68%	-3.66%
2017	0.95%			7,192	233.05			1,676,093	4.35%	6.00%
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2021	0.95%			12,360	726.62			8,980,988	1.10%	23.18%
2020	0.95%			12,785	589.88			7,541,612	1.47%	16.96%
2019	0.95%			13,068	504.36			6,591,033	1.49%	29.64%
2018	0.95%			13,813	389.06			5,374,147	1.21%	-10.19%
2017	0.95%			13,965	433.22			6,049,879	1.19%	17.96%
Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2021	0.60%	to	0.75%	250	3,874.70	to	375.07	954,675	0.00%	-5.61%	to	-5.75%
2020	0.60%	to	0.75%	276	4,104.98	to	397.96	1,118,146	0.00%	61.68%	to	61.44%
2019	0.60%	to	0.75%	301	2,538.98	to	246.51	755,310	0.00%	38.19%	to	37.98%
2018	0.60%	to	0.75%	329	1,837.33	to	178.66	596,188	0.00%	-7.62%	to	-7.76%
2017	0.60%	to	0.75%	1,133	1,988.92	to	193.69	820,850	0.00%	28.36%	to	28.17%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2021	0.60%	to	0.75%	187	5,377.72	to	520.57	417,397	0.04%	24.03%	to	23.85%
2020	0.60%	to	0.75%	210	4,335.79	to	420.34	362,352	0.44%	20.28%	to	20.10%
2019	0.60%	to	0.75%	236	3,604.70	to	349.99	329,956	0.28%	30.68%	to	30.48%
2018	0.60%	to	0.75%	317	2,758.45	to	268.22	368,913	0.19%	-7.70%	to	-7.84%
2017	0.60%	to	0.75%	345	2,988.70	to	291.05	448,410	0.66%	19.72%	to	19.54%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2021	0.75%			401	653.10			261,892	0.00%	6.84%
2020	0.75%			417	611.31			254,916	0.00%	56.61%
2019	0.75%			332	390.35			129,596	0.00%	23.90%
2018	0.75%			687	315.06			216,447	0.00%	0.55%
2017	0.75%			383	313.34			120,011	0.00%	24.92%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.